UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class I
Nuveen Minnesota Intermediate Municipal Bond Fund FAMAX NIBCX FAMTX
Nuveen Minnesota Municipal Bond Fund FJMNX NTCCX FYMNX
Nuveen Nebraska Municipal Bond Fund FNTAX NAAFX FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund FOTAX NAFOX FORCX

Table
of Contents
Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries 7
Yields 16
Expense Examples 17
Portfolios of Investments 19
Statement of Assets and Liabilities 59
Statement of Operations 60
Statement of Changes in Net Assets 61
Financial Highlights 63
Notes to Financial Statements 71
Shareholder Meeting Report 81
Additional Fund Information 82
Glossary of Terms Used in this Report 83
Liquidity Risk Management Program 84

Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through December 2023. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
January 19, 2024

Important Notices
For Shareholders of
Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Oregon Municipal Bond Fund
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and
Holdings Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended May 31, 2024.
Portfolio Manager Updates
Effective October 13, 2033, Michael Hamilton and Stephen Candido, CFA, were added as portfolio managers of Nuveen Minnesota
Intermediate Municipal Bond Fund and Nuveen Minnesota Municipal Bond Fund. Additionally, Christopher Drahn will continue to serve as a portfolio manager of the Funds until his retirement on April 1, 2024.
Effective October 13, 2023, Stephen Candido, CFA, was added as a portfolio manager of Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund.
There were no other changes to the portfolio management of the Funds during the reporting period.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

About the Funds’ Benchmarks
Lipper Minnesota Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized
total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification.
Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds
Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Index :
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Minnesota Index:
An index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Nebraska Index:
An index designed to measure the performance of the tax-exempt Nebraska municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 2/25/94 1.36% 2.71% 1.47% 2.10% 0.81%
Class A at maximum Offering Price 2/25/94 (1.68)% (0.38)% 0.86% 1.79% —
S&P Municipal Bond Intermediate Index — 1.85% 3.42% 2.05% 2.53% —
Lipper Other States Intermediate Municipal Debt
Funds Classification Average — 1.46% 2.44% 1.16% 1.61% —
Class I 2/25/94 1.36% 2.80% 1.66% 2.30% 0.61%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.85% 1.79% 0.64% 1.31% 1.61%
Class C at maximum Offering Price 2/10/14 (0.14)% 1.79% 0.64% 1.31% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98 .5%
Short-Term Municipal Bonds 0 .6%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Minnesota 100.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 28.8%
Education and Civic
Organizations 19.1%
Health Care 18.1%
Long-Term Care 9.9%
Tax Obligation/Limited 9.9%
Transportation 7.5%
Utilities 4.3%
Other 2.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AAA 16.3%
AA 33.7%
A 17.6%
BBB 9.5%
BB or Lower 6.1%
N/R (not rated) 15.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Minnesota Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Minnesota Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 7/11/88 1.20% 2.80% 1.31% 2.65% 0.79%
Class A at maximum Offering Price 7/11/88 (3.07)% (1.54)% 0.44% 2.20% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Minnesota Index — 1.65% 2.94% 1.84% 2.39% —
Lipper Minnesota Municipal Debt Funds
Classification Average — 1.16% 2.34% 1.03% 1.93% —
Class I 8/01/97 1.31% 3.02% 1.50% 2.84% 0.59%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.79% 1.99% 0.50% 1.76% 1.59%
Class C at maximum Offering Price 2/10/14 (0.20)% 1.99% 0.50% 1.76% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .3%
Short-Term Municipal Bonds 1 .4%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Minnesota 97.8%
Puerto Rico 1.9%
Guam 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 21.6%
Health Care 19.9%
Education and Civic
Organizations 18.2%
Tax Obligation/Limited 10.9%
Utilities 10.3%
Transportation 8.5%
Long-Term Care 7.8%
Other 2.8%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.6%
AAA 13.3%
AA 33.8%
A 24.8%
BBB 5.2%
BB or Lower 7.9%
N/R (not rated) 14.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Nebraska Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Nebraska Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 2/28/01 1.03% 2.29% 0.73% 2.13% 0.89% 0.82%
Class A at maximum Offering Price 2/28/01 (3.25)% (2.05)% (0.12)% 1.69% — —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% — —
S&P Municipal Bond Nebraska Index — 1.75% 3.28% 1.76% 2.68% — —
Lipper Other States Municipal Debt
Funds Classification Average — 1.40% 2.69% 1.03% 2.04% — —
Class I 2/28/01 1.13% 2.59% 0.96% 2.34% 0.69% 0.62%
Total Returns as of
November 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class C at NAV 2/10/14 0.62% 1.59% (0.06)% 1.19% 1.69% 1.62%
Class C at maximum Offering Price 2/10/14 (0.38)% 1.59% (0.06)% 1.19% — —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 100 .6%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Nebraska 93.8%
Guam 2.5%
Puerto Rico 2.4%
Virgin Islands 1.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 40.5%
Utilities 19.7%
Education and Civic
Organizations 8.9%
Health Care 8.7%
Tax Obligation/Limited 7.6%
U.S. Guaranteed 5.2%
Long-Term Care 4.3%
Other 5.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.2%
AAA 2.0%
AA 62.5%
A 22.5%
BBB 1.5%
BB or Lower 1.1%
N/R (not rated) 5.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Nebraska personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 2/01/99 1.77% 2.93% 1.35% 1.81% 0.83%
Class A at maximum Offering Price 2/01/99 (1.30)% (0.18)% 0.73% 1.50% —
S&P Municipal Bond Intermediate Index — 1.85% 3.42% 2.05% 2.53% —
Lipper Other States Intermediate Municipal Debt
Funds Classification Average — 1.46% 2.44% 1.16% 1.61% —
Class I 8/08/97 1.76% 3.01% 1.52% 1.99% 0.63%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.25% 2.11% 0.52% 1.01% 1.63%
Class C at maximum Offering Price 2/10/14 0.25% 2.11% 0.52% 1.01% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98 .0%
Other Assets & Liabilities, Net 2.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Oregon 92.0%
Guam 3.7%
Puerto Rico 3.1%
Virgin Islands 1.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 45.4%
Health Care 13.7%
Tax Obligation/Limited 11.1%
Utilities 9.7%
Transportation 6.8%
Long-Term Care 6.3%
Education and Civic
Organizations 4.4%
Other 2.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.4%
AAA 2.8%
AA 65.9%
A 12.6%
BBB 5.2%
BB or Lower 2.6%
N/R (not rated) 10.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Oregon personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Minnesota Intermediate Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.95% 2.25% 3.24%
SEC 30-Day Yield 3.15% 2.46% 3.44%
Taxable-Equivalent Yield (50.7%)
2
6.39% 4.99% 6.97%
Nuveen Minnesota Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.41% 2.77% 3.73%
SEC 30-Day Yield 3.53% 2.90% 3.88%
Taxable-Equivalent Yield (50.7%)
2
7.16% 5.88% 7.87%
Nuveen Nebraska Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.43% 1.73% 2.71%
SEC 30-Day Yield 3.42% 2.79% 3.74%
Taxable-Equivalent Yield (47.4%)
2
6.49% 5.29% 7.09%
Nuveen Oregon Intermediate Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.52% 1.81% 2.78%
SEC 30-Day Yield 3.04% 2.36% 3.32%
Taxable-Equivalent Yield (50.7%)
2
6.16% 4.78% 6.73%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2023.
The beginning of the period is June 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Minnesota Intermediate Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,013.60 $ 1,008.50 $ 1,013.60
Expenses Incurred During the Period $ 4.13 $ 8.13 $ 3.12
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.91 $ 1,016.91 $ 1,021.91
Expenses Incurred During the Period $ 4.14 $ 8.17 $ 3.13
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Minnesota Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,012.00 $ 1,007.90 $ 1,013.10
Expenses Incurred During the Period $ 3.97 $ 7.98 $ 2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.05 $ 1,017.05 $ 1,022.05
Expenses Incurred During the Period $ 3.99 $ 8.02 $ 2.98
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Nebraska Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,010.30 $ 1,006.20 $ 1,011.30
Expenses Incurred During the Period $ 4.12 $ 8.13 $ 3.12
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.88 $ 1,016.88 $ 1,021.88
Expenses Incurred During the Period $ 4.14 $ 8.17 $ 3.13
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Oregon Intermediate Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,017.70 $ 1,012.50 $ 1,017.60
Expenses Incurred During the Period $ 4.24 $ 8.25 $ 3.23
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.80 $ 1,016.80 $ 1,021.80
Expenses Incurred During the Period $ 4.24 $ 8.27 $ 3.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64% and 0.64% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X 325,087,009
MUNICIPAL BONDS - 98.5%   X 325,087,009
Education and Civic Organizations - 18 .9%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A:
$ 720
3.500%, 8/01/25
No Opt. Call $ 702,424
130
4.000%, 8/01/28
8/26 at 100.00 125,488
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A, 5.000%,
6/15/37
6/29 at 100.00 915,251
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci
Academy Project,Series 2016A:
100
5.000%, 7/01/31
7/24 at 102.00 96,812
1,000
5.000%, 7/01/36
7/24 at 102.00 922,925
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2015A:
190
5.000%, 7/01/30
7/25 at 100.00 190,820
710
5.250%, 7/01/37
7/25 at 100.00 712,094
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2016A:
300
4.000%, 7/01/24
No Opt. Call 298,394
135
4.000%, 7/01/25
No Opt. Call 133,176
195
4.000%, 7/01/26
7/25 at 100.00 191,073
300
4.000%, 7/01/27
7/25 at 100.00 292,384
370
4.000%, 7/01/28
7/25 at 100.00 358,550
225 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 217,638
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
1/24 at 101.00 643,203
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street
School of Performing Arts Project, Series 2016A:
660
4.500%, 7/01/26
No Opt. Call 639,568
40
5.000%, 7/01/36
7/26 at 100.00 35,946
1,135 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call 1,097,444
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 873,323
Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A:
1,000
4.750%, 7/01/31
7/26 at 100.00 945,113
500
5.000%, 7/01/36
7/26 at 100.00 464,193
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 1,408,013
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
1/24 at 100.00 1,380,667
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 1,049,461
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,800
5.000%, 5/01/32
5/27 at 100.00 2,802,476
655
5.000%, 5/01/37
5/27 at 100.00 622,989
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 1,630,761

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
20
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,380 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 $ 2,603,784
Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
Saint Scholastica, Inc., Refunding Series 2019:
140
3.000%, 12/01/23
No Opt. Call 140,000
105
4.000%, 12/01/24
No Opt. Call 104,483
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus
Adolfus College, Series 2013-7W, 4.250%, 10/01/28
12/23 at 100.00 1,000,440
160 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Refunidng Series 2021, 4.000%, 3/01/31
No Opt. Call 169,689
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 1,250,838
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 1,307,564
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Refunding Series 2021:
500
4.000%, 10/01/32
10/30 at 100.00 513,306
200
4.000%, 10/01/34
10/30 at 100.00 204,213
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 677,025
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 1,032,788
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2021, 3.000%, 10/01/38
10/30 at 100.00 856,479
825 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 811,586
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2013-7U:
2,000
4.000%, 4/01/25
12/23 at 100.00 2,000,600
775
4.000%, 4/01/26
12/23 at 100.00 775,286
300
4.000%, 4/01/27
12/23 at 100.00 300,131
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2017A:
750
4.000%, 10/01/34
10/27 at 100.00 760,165
525
4.000%, 10/01/35
10/27 at 100.00 530,225
850
4.000%, 10/01/36
10/27 at 100.00 854,089
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2019, 5.000%, 10/01/40
10/29 at 100.00 1,307,680
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2022B:
1,000
4.125%, 10/01/41
10/30 at 100.00 974,451
1,000
5.000%, 10/01/47
10/30 at 100.00 1,026,902
450 Minnesota Office of Higher Education, Supplemental Student Loan Program
Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call 464,847
705 Minnesota Office of Higher Education, Supplemental Student Loan Program
Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call 727,868
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 1,184,675
Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia
College Corporation Project, Series 2016:
980
4.000%, 12/01/30
12/25 at 100.00 983,591
1,060
4.000%, 12/01/32
12/25 at 100.00 1,062,098
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 885,034

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 $ 61,562
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%,
7/01/38, 144A
7/27 at 100.00 711,334
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A,
5.250%, 9/01/31
9/26 at 100.00 3,026,843
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%,
6/15/38, 144A
6/25 at 100.00 189,122
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%,
9/01/31
9/24 at 102.00 298,822
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%,
7/01/35
7/25 at 100.00 838,729
700 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A,
5.000%, 7/01/33
1/24 at 100.00 691,593
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue
Bonds, Saint Paul Conservatory for Performing Artists Charter School Project,
Series 2013A, 4.000%, 3/01/28
1/24 at 100.00 245,217
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 2,580,724
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018,
5.000%, 12/01/43
12/26 at 102.00 468,180
University of Minnesota, General Obligation Bonds, Series 2014B:
1,000
4.000%, 1/01/31
1/24 at 100.00 1,000,217
1,000
4.000%, 1/01/32
1/24 at 100.00 1,000,206
1,000
4.000%, 1/01/34
1/24 at 100.00 1,000,179
5,460 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/44
4/29 at 100.00 5,785,827
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016:
90
3.750%, 6/01/26
6/24 at 100.00 85,936
10
4.500%, 6/01/36
6/24 at 100.00 8,383
200 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A, 3.000%,
12/01/30
12/25 at 102.50 180,303
1,045 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 953,162
Total Education and Civic Organizations 62,386,362
Health Care - 17 .3%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo
Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 3,369,582
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
1,140
4.000%, 4/01/29
4/27 at 100.00 1,126,755
1,040
4.000%, 4/01/32
4/27 at 100.00 1,014,301
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 920,180

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
22
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,045 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%,
2/15/33
2/28 at 100.00 $ 1,096,329
675 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2021A, 4.000%, 6/15/37
6/31 at 100.00 619,364
240 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 229,388
1,400 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022B, 5.250%, 6/15/42
6/32 at 100.00 1,417,076
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional
Health Services Project, Series 2013:
660
4.000%, 4/01/25
1/24 at 100.00 655,012
400
4.000%, 4/01/26
1/24 at 100.00 396,649
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 2,040,830
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
495
5.000%, 5/01/31
5/27 at 100.00 511,673
405
5.000%, 5/01/32
5/27 at 100.00 417,152
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2021:
470
4.000%, 11/15/37
11/31 at 100.00 471,008
1,500
4.000%, 11/15/38
11/31 at 100.00 1,498,164
3,000
4.000%, 11/15/39
11/31 at 100.00 2,970,978
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put 11/15/28)
5/28 at 100.91 636,837
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2015A:
1,190
5.000%, 11/15/28
11/25 at 100.00 1,211,122
1,100
5.000%, 11/15/29
11/25 at 100.00 1,116,654
1,000
5.000%, 11/15/30
11/25 at 100.00 1,013,917
2,200
5.000%, 11/15/33
11/25 at 100.00 2,225,030
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018A:
2,390
5.000%, 11/15/35
11/28 at 100.00 2,481,972
2,850
5.000%, 11/15/36
11/28 at 100.00 2,941,662
Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B:
2,060
5.000%, 11/15/29
No Opt. Call 2,296,987
1,000
5.000%, 11/15/33
No Opt. Call 1,166,894
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 1,009,189
1,575 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,621,232
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series
2015A:
3,225
5.000%, 7/01/28
7/25 at 100.00 3,288,683
6,200
5.000%, 7/01/29
7/25 at 100.00 6,309,380
1,000
5.000%, 7/01/32
7/25 at 100.00 1,013,752
1,000
4.000%, 7/01/35
7/25 at 100.00 986,758

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
$ 1,560
5.000%, 11/15/26
No Opt. Call $ 1,613,769
1,000
5.000%, 11/15/28
11/27 at 100.00 1,048,751
1,000
5.000%, 11/15/34
11/27 at 100.00 1,044,070
1,745
4.000%, 11/15/35
11/27 at 100.00 1,664,787
275
4.000%, 11/15/36
11/27 at 100.00 260,542
1,305
4.000%, 11/15/37
11/27 at 100.00 1,222,718
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,200
5.000%, 9/01/27
9/24 at 100.00 1,207,017
1,140
5.000%, 9/01/29
9/24 at 100.00 1,144,923
Total Health Care 57,281,087
Housing/Multifamily - 0 .5%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A,
5.000%, 4/01/27
1/24 at 100.00 500,605
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
5/24 at 100.00 499,789
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 500,123
Total Housing/Multifamily 1,500,517
Housing/Single Family - 0 .4%
90 Dakota County Community Development Agency, Minnesota, Single Family
Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series
2011A, 4.400%, 12/01/26
12/23 at 100.00 90,013
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 116,197
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E:
670
1.850%, 1/01/29
No Opt. Call 610,337
400
1.900%, 7/01/29
No Opt. Call 362,311
Total Housing/Single Family 1,178,858
Industrials - 0 .3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
6/24 at 100.00 1,005,680
Total Industrials 1,005,680
Long-Term Care - 9 .8%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka, Inc.
Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 200,074
Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Phase II Project, Series 2021:
225
4.000%, 9/01/26
No Opt. Call 223,260
240
4.000%, 9/01/28
No Opt. Call 235,918
270
4.000%, 9/01/31
9/28 at 102.00 259,533
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Project, Refunding Series 2018, 4.250%,
9/01/38
1/24 at 102.00 916,487
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty
Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 1,006,309

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
24
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
$ 100
4.000%, 9/01/29
9/26 at 102.00 $ 90,263
100
4.000%, 9/01/30
9/26 at 102.00 87,968
100
4.000%, 9/01/31
9/26 at 102.00 85,684
100
4.000%, 9/01/32
9/26 at 102.00 83,400
155
4.000%, 9/01/33
9/26 at 102.00 126,656
100
4.000%, 9/01/34
9/26 at 102.00 80,209
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
1/24 at 100.00 814,957
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 280,649
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
1/24 at 100.00 206,013
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
1/24 at 100.00 168,614
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
1,000
4.600%, 1/01/27
1/24 at 100.00 936,666
500
5.000%, 1/01/34
1/24 at 100.00 421,471
1,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/43
5/30 at 101.00 997,580
Dakota County Community Development Agency, Minnesota, Senior Housing
Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385
3.875%, 8/01/29, 144A
1/24 at 100.00 2,261,946
1,100
5.000%, 8/01/36, 144A
1/24 at 100.00 1,076,713
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale,
LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 410,097
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series
2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/24 at 100.00 1,414,109
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 181,489
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 79,755
Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015:
425
4.750%, 11/01/28
1/24 at 100.00 402,159
750
5.250%, 11/01/45
1/24 at 100.00 643,580
100 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health
Services Project, Refunding Series 2019, 3.100%, 8/01/25
8/24 at 101.00 95,572
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call 378,854
Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan
Bethany, Inc. Project, Refunding Series 2017A:
775
3.875%, 8/01/26
8/25 at 100.00 738,868
805
4.000%, 8/01/27
8/25 at 100.00 756,787
2,000
4.000%, 8/01/30
8/25 at 100.00 1,783,958
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 349,571
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 884,624

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 2,565 Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013,
5.000%, 5/01/33
1/24 at 100.00 $ 2,363,390
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
500
5.000%, 12/01/25
No Opt. Call 503,385
1,015
5.000%, 12/01/26
No Opt. Call 1,023,683
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
160
3.100%, 11/01/31, 144A
11/26 at 102.00 134,794
625
3.150%, 11/01/32, 144A
11/26 at 102.00 517,107
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds,
Presbyterian Homes Bloomington Project, Refunding Series 2017:
500
3.250%, 9/01/26
9/24 at 100.00 479,544
550
3.700%, 9/01/28
9/24 at 100.00 521,897
350
3.800%, 9/01/29
9/24 at 100.00 330,410
565
3.900%, 9/01/30
9/24 at 100.00 531,619
320
4.125%, 9/01/34
9/24 at 100.00 295,920
1,300 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call 1,280,760
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
1/24 at 100.00 1,980,730
Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020:
120
2.700%, 3/01/26
3/25 at 101.00 112,686
335
2.950%, 3/01/28
3/25 at 101.00 300,350
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living
Community, Refunding Series 2019:
175
3.000%, 8/01/27
8/24 at 102.00 166,798
300
3.125%, 8/01/28
8/24 at 102.00 283,430
300
3.250%, 8/01/29
8/24 at 102.00 281,438
225
3.375%, 8/01/30
8/24 at 102.00 209,950
600
5.000%, 8/01/31
8/24 at 102.00 605,904
450
5.000%, 8/01/32
8/24 at 102.00 453,868
250
5.000%, 8/01/33
8/24 at 102.00 251,838
555
5.000%, 8/01/34
8/24 at 102.00 558,117
250
5.000%, 8/01/35
8/24 at 102.00 250,909
500
4.000%, 8/01/44
8/24 at 102.00 414,004
Total Long-Term Care 32,532,324
Tax Obligation/General - 28 .5%
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34
2/28 at 100.00 1,296,507
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 1,454,253
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
3,280
4.000%, 2/01/30
2/27 at 100.00 3,375,510
1,000
4.000%, 2/01/33
2/27 at 100.00 1,018,932
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
2,145
4.000%, 2/01/35
2/27 at 100.00 2,189,186
1,720
4.000%, 2/01/37
2/27 at 100.00 1,744,302

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
26
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
1/24 at 100.00 $ 2,001,402
2,380 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%, 2/01/45
2/32 at 100.00 2,386,118
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%,
2/01/36
2/25 at 100.00 1,003,100
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/27 at 100.00 1,301,339
Dover-Eyota Independent School District 533, Minnesota, General Obligation
Bonds, School Building   Facilities Maintenance Series 2023A:
1,515
4.000%, 2/01/42
2/31 at 100.00 1,510,148
1,450
4.000%, 2/01/45
2/31 at 100.00 1,424,740
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 981,702
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 3,263,601
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 1,594,877
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 2,574,379
1,725 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/43
2/31 at 100.00 1,863,975
1,485 Goodhue Independent School District 253, Minnesota, General Obligation
Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 1,548,301
1,345 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/28
2/26 at 95.70 1,162,760
2,000 Hennepin County Regional Railroad Authority, Minnesota, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/37
12/28 at 100.00 2,147,293
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 6,147,219
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%, 2/01/35
2/31 at 100.00 1,761,281
Jordan Independent School District 717, Scott County, Minnesota, General
Obligation Bonds, School Building Series 2023A:
1,200
5.000%, 2/01/37
2/31 at 100.00 1,330,513
1,000
5.000%, 2/01/39
2/31 at 100.00 1,087,748
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota, General
Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%,
2/01/32
2/28 at 100.00 2,673,186
Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various
Purpose Series 2018:
1,480
4.000%, 12/01/33
12/26 at 100.00 1,523,178
500
4.000%, 12/01/35
12/26 at 100.00 511,538
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series 2021A,
4.000%, 9/01/38
9/31 at 100.00 5,214,333
Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2023B:
210
5.000%, 2/01/38
2/32 at 100.00 230,682
500
5.000%, 2/01/44
2/32 at 100.00 536,937

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 $ 504,448
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 1,491,058
2,050 North Branch Independent School District 138, Chisago County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30
2/27 at 100.00 2,119,705
850 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 834,831
Northland Independent School District 118, Minnesota, General Obligation
Bonds, Series 2016A:
560
3.000%, 2/01/27
2/24 at 100.00 559,987
1,185
3.000%, 2/01/29
2/24 at 100.00 1,185,191
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 1,549,822
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 1,035,172
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32
2/28 at 100.00 917,315
2,665 Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement
Plan, Series 2023B, 4.000%, 2/01/41
2/32 at 100.00 2,684,095
1,250 Robbinsdale Independent School District 281, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%,
2/01/30
8/26 at 100.00 1,242,987
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/27 at 100.00 4,655,237
1,070 Round Lake-Brewster Independent School District 2907, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/40
2/32 at 100.00 1,162,858
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 1,112,100
575 Saint Francis Independent School District 15, Minnesota, General Obligation
Bonds, School Building Series 2018A, 4.000%, 2/01/34
1/24 at 100.00 575,347
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 1,202,828
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32
2/26 at 100.00 1,221,979
1,700
Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%, 2/01/39
2/30 at 100.00 1,715,850
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27
2/24 at 100.00 1,240,444
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 1,356,539
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 2,075,503
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29
2/26 at 100.00 2,038,493
915 Southland Independent School District 500, Minnesota, General Obligation
Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 940,502
2,000 Stillwater Independent School District 834, Washington County, Minnesota,
General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28
2/24 at 100.00 2,003,400

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
28
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 $ 1,825,284
Total Tax Obligation/General 94,110,015
Tax Obligation/Limited - 9 .8%
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 48,533
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 1,466,720
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 1,031,925
Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project,
Refunding Series 2015:
495
3.650%, 3/01/24
1/24 at 100.00 493,833
200
3.800%, 3/01/25
1/24 at 100.00 197,994
200
4.000%, 3/01/27
1/24 at 100.00 197,813
165 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony
Falls Project, Refunding Series 2015, 4.000%, 3/01/24
1/24 at 100.00 164,882
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015:
765
4.000%, 3/01/25
3/24 at 100.00 759,569
500
5.000%, 3/01/29
3/24 at 100.00 500,067
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 1,178,589
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 978,349
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 3,241,220
205 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/37
8/31 at 100.00 184,746
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
3,295
4.000%, 8/01/39
8/31 at 100.00 3,220,155
2,385
4.000%, 8/01/40
8/31 at 100.00 2,311,800
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,130,708
1,375 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A, 5.000%, 8/01/43
8/33 at 100.00 1,457,592
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
1/24 at 100.00 1,186,940
New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023:
445
5.000%, 2/01/27
No Opt. Call 453,425
470
5.000%, 2/01/28
No Opt. Call 479,687
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B:
605
3.125%, 2/01/29
2/25 at 100.00 599,149
350
3.250%, 2/01/30
2/25 at 100.00 344,666
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call 1,299,930

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
$ 630
5.000%, 2/01/30
2/25 at 100.00 $ 641,624
725
4.000%, 2/01/38
2/25 at 100.00 725,709
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 1,675,648
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 269,471
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 745,914
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health Care
Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29
10/25 at 100.00 3,468,304
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
375
4.000%, 2/01/26
No Opt. Call 374,161
250
4.000%, 2/01/34
2/31 at 100.00 246,886
175
4.000%, 2/01/38
2/31 at 100.00 163,394
Total Tax Obligation/Limited 32,239,403
Transportation - 7 .5%
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/33
7/29 at 100.00 1,092,442
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,250
5.000%, 1/01/28, (AMT)
No Opt. Call 1,319,954
1,735
5.000%, 1/01/30, (AMT)
7/29 at 100.00 1,861,742
1,000
5.000%, 1/01/32, (AMT)
7/29 at 100.00 1,071,532
1,000
5.000%, 1/01/44, (AMT)
7/29 at 100.00 1,026,568
3,580
5.000%, 1/01/49, (AMT)
7/29 at 100.00 3,638,403
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Senior Lien Series 2016C:
1,050
5.000%, 1/01/34
1/27 at 100.00 1,112,263
2,310
5.000%, 1/01/35
1/27 at 100.00 2,443,577
1,130
5.000%, 1/01/41
1/27 at 100.00 1,173,595
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022B:
2,980
5.000%, 1/01/29, (AMT)
No Opt. Call 3,185,453
1,000
5.000%, 1/01/32, (AMT)
No Opt. Call 1,097,839
2,325
5.000%, 1/01/33, (AMT)
1/32 at 100.00 2,553,479
855
5.000%, 1/01/35, (AMT)
1/32 at 100.00 934,700
2,000
5.250%, 1/01/47, (AMT)
1/32 at 100.00 2,102,987
Total Transportation 24,614,534
U.S. Guaranteed - 1 .2% (c)
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue
Bonds, HealthEast Inc., Series 2015A:
1,100
5.000%, 11/15/29, (Pre-refunded 11/15/25)
11/25 at 100.00 1,130,404
2,285
5.000%, 11/15/30, (Pre-refunded 11/15/25)
11/25 at 100.00 2,348,156
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-refunded
2/01/26)
2/26 at 100.00 510,072
Total U.S. Guaranteed 3,988,632

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
30
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 4 .3%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
$ 475
4.000%, 12/01/28
12/24 at 100.00 $ 479,692
495
4.000%, 12/01/29
12/24 at 100.00 499,448
Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series
2012A:
580
5.000%, 12/01/25
1/24 at 100.00 580,794
670
5.000%, 12/01/26
1/24 at 100.00 670,901
100
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A, 4.000%, 12/01/33
12/28 at 100.00 102,949
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series
2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 661,708
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014:
500
5.000%, 10/01/29
10/24 at 100.00 507,152
500
5.000%, 10/01/30
10/24 at 100.00 507,071
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 1,002,187
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
1/24 at 100.00 1,431,650
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 746,213
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 1,052,830
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 942,501
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call 98,672
2,500 Southern Minnesota Municipal Power Agency Power Supply System Revenue
Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 2,542,776
Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Refunding Series 2015A:
1,335
5.000%, 1/01/31
1/26 at 100.00 1,387,094
1,000
5.000%, 1/01/33
1/26 at 100.00 1,035,959
Total Utilities 14,249,597
Total Municipal Bonds
(cost $330,623,508) 325,087,009
Total Long-Term Investments
(cost $330,623,508) 325,087,009
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.6%
X 2,000,000
MUNICIPAL BONDS - 0.6%   X 2,000,000
Health Care - 0 .6%
$ 2,000 (d) Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018 A, 3.400%, 11/15/48, (Mandatory Put 11/30/23)
11/23 at 100.00 $ 2,000,000
Total Health Care 2,000,000
Total Municipal Bonds
(cost $2,000,000) 2,000,000
Total Short-Term Investments
(cost $2,000,000) 2,000,000
Total Investments
(cost $332,623,508) - 99.1% 327,087,009
Other Assets & Liabilities, Net - 0.9% 3,102,854
Net Assets - 100% $ 330,189,863

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.3%
X 536,084,758
MUNICIPAL BONDS - 97.3%   X 536,084,758
Education and Civic Organizations - 17 .9%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 $ 103,647
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A, 5.250%,
6/15/56
6/29 at 100.00 2,466,032
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci
Academy Project,Series 2016A:
100
5.000%, 7/01/36
7/24 at 102.00 92,292
2,000
5.000%, 7/01/47
7/24 at 102.00 1,665,716
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2015A:
675
5.250%, 7/01/37
7/25 at 100.00 676,991
250
5.250%, 7/01/40
7/25 at 100.00 248,349
500
5.500%, 7/01/50
7/25 at 100.00 487,039
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
1/24 at 101.00 1,001,905
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 918,531
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street
School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 89,864
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 4,767,008
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A:
600
5.000%, 7/01/29
7/24 at 100.00 597,958
1,000
5.000%, 7/01/34
7/24 at 100.00 978,282
525
5.000%, 7/01/44
7/24 at 100.00 470,251
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 3,491,389
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 957,774
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 1,346,194
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A:
410
5.000%, 7/01/40
7/30 at 100.00 359,855
100
5.000%, 7/01/55
7/30 at 100.00 79,423
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
500
6.000%, 7/01/33
1/24 at 100.00 500,242
3,815
6.000%, 7/01/43
1/24 at 100.00 3,815,470
1,260
6.125%, 7/01/48
1/24 at 100.00 1,260,221
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,345
5.000%, 5/01/37
5/27 at 100.00 2,230,399
4,700
5.000%, 5/01/47
5/27 at 100.00 4,161,170
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 1,007,083

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023:
$ 5,135
5.000%, 3/01/48
3/33 at 100.00 $ 5,486,536
3,000
5.000%, 3/01/53
3/33 at 100.00 3,189,418
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 442,428
Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Refunidng Series 2021:
125
4.000%, 3/01/35
3/31 at 100.00 130,219
155
4.000%, 3/01/36
3/31 at 100.00 160,558
100
4.000%, 3/01/37
3/31 at 100.00 102,434
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 996,104
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 677,434
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call 436,455
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's
University, Series 2015-8I:
350
5.000%, 10/01/33
10/25 at 100.00 359,215
385
5.000%, 10/01/34
10/25 at 100.00 395,406
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2016-8-N:
2,300
4.000%, 10/01/34
10/26 at 100.00 2,319,511
975
4.000%, 10/01/35
10/26 at 100.00 981,203
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf
College, Series 2021:
1,000
3.000%, 10/01/38
10/30 at 100.00 856,479
2,820
4.000%, 10/01/50
10/30 at 100.00 2,666,376
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Green Series 2022A:
1,000
4.000%, 10/01/38
10/30 at 100.00 983,740
575
4.125%, 10/01/41
10/30 at 100.00 560,309
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 1,039,397
100 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 100,481
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2019:
1,000
4.000%, 10/01/31
10/29 at 100.00 1,018,289
2,000
5.000%, 10/01/40
10/29 at 100.00 2,092,287
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2022B:
2,125
5.000%, 10/01/39
10/30 at 100.00 2,233,719
500
4.000%, 10/01/40
10/30 at 100.00 483,004
1,490
4.125%, 10/01/42
10/30 at 100.00 1,436,257
500
4.125%, 10/01/42
10/30 at 100.00 481,965
Minnesota Office of Higher Education, Supplemental Student Loan Program
Revenue Bonds, 2020 Senior Series:
325
5.000%, 11/01/24, (AMT)
No Opt. Call 328,078
645
2.650%, 11/01/38, (AMT)
11/27 at 100.00 560,147
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 976,370
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 121,104

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
34
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Community of Peace Academy Project, Series 2019,
4.000%, 12/01/49
12/29 at 100.00 $ 1,236,485
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Great River School Project, Series 2017A:
240
5.500%, 7/01/38, 144A
7/27 at 100.00 240,451
685
5.500%, 7/01/52, 144A
7/27 at 100.00 654,613
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding
Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 2,147,659
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
1,000
5.750%, 9/01/46
9/26 at 100.00 992,378
500
6.000%, 9/01/51
9/26 at 100.00 500,944
4,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Hope Community Academy Project, Series 2020A,
5.000%, 12/01/55
12/28 at 102.00 2,920,382
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000
5.000%, 6/15/48, 144A
6/25 at 100.00 893,577
1,615
5.000%, 6/15/53, 144A
6/25 at 100.00 1,418,963
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A,
4.000%, 9/01/31
9/24 at 102.00 685,355
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%,
9/01/47
9/24 at 102.00 1,530,509
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625
5.300%, 7/01/45
7/25 at 100.00 578,104
1,030
5.375%, 7/01/50
7/25 at 100.00 944,954
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School Project, Series
2019:
1,230
5.000%, 7/01/49
7/27 at 102.00 1,060,102
2,620
5.000%, 7/01/55
7/27 at 102.00 2,205,491
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500
5.000%, 7/01/33
1/24 at 100.00 493,995
1,450
5.000%, 7/01/44
1/24 at 100.00 1,289,282
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A:
2,135
5.000%, 10/01/41
10/26 at 100.00 1,894,478
380
5.125%, 10/01/48
10/26 at 100.00 328,551
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 1,328,408
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500
5.000%, 12/01/43
12/26 at 102.00 468,180
500
5.125%, 12/01/49
12/26 at 102.00 461,263
University of Minnesota, General Obligation Bonds, Series 2014B:
2,235
4.000%, 1/01/33
1/24 at 100.00 2,235,435
2,000
4.000%, 1/01/34
1/24 at 100.00 2,000,359
3,505 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/44
4/29 at 100.00 3,714,162

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46
6/24 at 100.00 $ 15,793
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A:
390
4.000%, 12/01/40
12/25 at 102.50 335,445
450
4.000%, 12/01/50
12/25 at 102.50 354,162
660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 461,922
Total Education and Civic Organizations 98,779,410
Health Care - 18 .3%
Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo
Hospital Project, Refunding Series 2016:
500
4.000%, 3/01/32
3/26 at 100.00 483,075
2,000
4.000%, 3/01/37
3/26 at 100.00 1,860,350
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
550
3.000%, 4/01/26
No Opt. Call 536,764
485
5.000%, 4/01/41
4/27 at 100.00 490,276
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500
5.000%, 2/15/37
2/28 at 100.00 518,274
580
4.250%, 2/15/43
2/28 at 100.00 560,656
13,115
5.000%, 2/15/48
2/28 at 100.00 13,213,675
3,000
5.000%, 2/15/53
2/28 at 100.00 3,004,456
1,000
5.250%, 2/15/53
2/28 at 100.00 1,010,851
2,590
5.250%, 2/15/58
2/28 at 100.00 2,606,421
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2021A:
400
4.000%, 6/15/34
6/31 at 100.00 385,711
175
4.000%, 6/15/38
6/31 at 100.00 156,508
175
4.000%, 6/15/39
6/31 at 100.00 154,411
570
3.000%, 6/15/44
6/31 at 100.00 388,888
450 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 402,448
1,250 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022B, 5.250%, 6/15/47
6/32 at 100.00 1,256,602
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional
Health Services Project, Series 2013:
500
4.000%, 4/01/27
1/24 at 100.00 496,718
760
4.000%, 4/01/31
1/24 at 100.00 743,805
1,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 953,745
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
425
5.000%, 5/01/31
5/27 at 100.00 439,315
430
5.000%, 5/01/32
5/27 at 100.00 442,902
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2021:
2,725
4.000%, 11/15/37
11/31 at 100.00 2,730,846
10,360
4.000%, 11/15/39
11/31 at 100.00 10,259,779
1,000
4.000%, 11/15/40
11/31 at 100.00 979,118

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
36
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2015A:
$ 525
5.000%, 11/15/26
11/25 at 100.00 $ 536,380
485
4.000%, 11/15/40
11/25 at 100.00 443,247
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018A:
1,000
5.000%, 11/15/35
11/28 at 100.00 1,038,482
3,965
4.000%, 11/15/48
11/28 at 100.00 3,383,474
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding Series
2017A, 5.000%, 11/15/24
No Opt. Call 1,014,783
2,600 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/36
No Opt. Call 3,044,235
2,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 2,698,476
4,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 4,939,983
9,410 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 9,686,217
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series
2015A:
8,660
5.000%, 7/01/30
7/25 at 100.00 8,797,995
3,825
5.000%, 7/01/31
7/25 at 100.00 3,878,671
4,075
4.000%, 7/01/35
7/25 at 100.00 4,021,038
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
2,135
5.000%, 11/15/27
No Opt. Call 2,237,834
600
4.000%, 11/15/36
11/27 at 100.00 568,454
640
4.000%, 11/15/37
11/27 at 100.00 599,647
2,830
4.000%, 11/15/43
11/27 at 100.00 2,519,634
2,500
5.000%, 11/15/47
11/27 at 100.00 2,520,187
1,245 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital
Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
1/24 at 100.00 1,245,569
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,980
4.000%, 9/01/31
9/24 at 100.00 1,918,532
1,410
5.000%, 9/01/34
9/24 at 100.00 1,415,015
Total Health Care 100,583,447
Housing/Multifamily - 0 .6%
1,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 1,000,246
2,430 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
12/23 at 100.00 2,430,044
Total Housing/Multifamily 3,430,290
Housing/Single Family - 0 .8%
5 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B,
4.100%, 12/01/29
12/23 at 100.00 4,645
35 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
12/23 at 100.00 34,996
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 351,359

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A:
$ 460
1.550%, 7/01/25, (AMT)
No Opt. Call $ 436,360
370
1.700%, 7/01/26, (AMT)
No Opt. Call 344,005
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020D:
220
1.625%, 1/01/26, (AMT)
No Opt. Call 206,321
205
1.650%, 7/01/26, (AMT)
No Opt. Call 190,231
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020H:
460
1.100%, 7/01/26, (AMT)
No Opt. Call 417,822
460
1.350%, 7/01/27, (AMT)
No Opt. Call 411,215
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021A:
380
1.550%, 1/01/28, (AMT)
No Opt. Call 339,488
390
1.600%, 7/01/28, (AMT)
No Opt. Call 345,366
485
1.750%, 1/01/29, (AMT)
No Opt. Call 429,187
485
1.800%, 7/01/29, (AMT)
No Opt. Call 425,694
245
1.900%, 1/01/30, (AMT)
No Opt. Call 214,395
240
1.950%, 7/01/30, (AMT)
No Opt. Call 208,885
Total Housing/Single Family 4,359,969
Industrials - 0 .4%
2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, (AMT),
144A
1/24 at 100.00 2,132,073
Total Industrials 2,132,073
Long-Term Care - 7 .7%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 1,674,667
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Project, Refunding Series 2018, 5.000%,
9/01/43
1/24 at 102.00 963,468
Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty
Ford Foundation Project, Series 2014:
375
4.000%, 11/01/39
11/24 at 100.00 334,554
500
5.000%, 11/01/44
11/24 at 100.00 498,050
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
500
5.000%, 9/01/44
9/26 at 102.00 403,506
1,500
5.000%, 9/01/52
9/26 at 102.00 1,142,556
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
1/24 at 100.00 1,462,710
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series
2017, 5.000%, 11/01/49
11/25 at 100.00 1,305,733
Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC
Project, Refunding Series 2021:
250
3.400%, 8/01/36
8/28 at 102.00 190,125
700
4.000%, 8/01/41
8/28 at 102.00 514,756
200
4.000%, 8/01/48
8/28 at 102.00 134,000
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
1/24 at 100.00 940,285

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
38
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
$ 575
5.250%, 1/01/40
1/24 at 100.00 $ 459,854
1,175
5.250%, 1/01/46
1/24 at 100.00 896,980
1,250 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/48
5/30 at 101.00 1,222,024
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series
2016A, 5.000%, 8/01/46, 144A
1/24 at 100.00 1,075,204
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale,
LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 370,204
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series 2014A,
4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/24 at 100.00 1,167,749
Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019:
400
4.100%, 7/01/34
7/25 at 102.00 356,717
1,250
5.000%, 7/01/54
7/25 at 102.00 1,030,716
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 150,971
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
1/24 at 100.00 1,287,159
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health
Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 267,115
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 1,865,431
1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series 2014B,
4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/24 at 100.00 1,037,635
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 1,005,118
2,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 1,669,065
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
1/24 at 100.00 45,865
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds,
Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%,
10/01/43
1/24 at 100.00 796,294
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing
and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A,
5.000%, 12/01/41
12/24 at 102.00 3,760,106
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
1,175
5.000%, 12/01/29
No Opt. Call 1,184,064
300
5.000%, 12/01/30
No Opt. Call 301,404
1,750
5.000%, 12/01/36
12/30 at 100.00 1,707,553
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450
4.000%, 11/01/34, 144A
11/26 at 102.00 387,478
1,015
4.000%, 11/01/42, 144A
11/26 at 102.00 773,936

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds,
Presbyterian Homes Bloomington Project, Refunding Series 2017:
$ 400
4.000%, 9/01/32
9/24 at 100.00 $ 373,004
500
4.100%, 9/01/33
9/24 at 100.00 466,331
315
4.200%, 9/01/36
9/24 at 100.00 286,171
300
4.250%, 9/01/37
9/24 at 100.00 270,597
1,000
5.000%, 9/01/42
9/24 at 100.00 943,006
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 558,996
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
1/24 at 100.00 1,976,595
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living
Community, Refunding Series 2019:
650
5.000%, 8/01/49
8/24 at 102.00 612,355
5,000
5.000%, 8/01/54
8/24 at 102.00 4,631,217
Total Long-Term Care 42,501,324
Tax Obligation/General - 21 .3%
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/43
2/28 at 100.00 1,141,888
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 2,185,264
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
200
4.000%, 2/01/42
2/27 at 100.00 200,386
3,600
4.000%, 2/01/43
2/27 at 100.00 3,603,294
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
1,090
4.000%, 2/01/36
2/27 at 100.00 1,109,699
1,880
4.000%, 2/01/38
2/27 at 100.00 1,894,043
2,715
4.000%, 2/01/41
2/27 at 100.00 2,722,399
2,260
4.000%, 2/01/42
2/27 at 100.00 2,263,142
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 1,151,174
Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000
5.000%, 2/01/27
2/25 at 100.00 1,020,723
1,000
4.000%, 2/01/36
2/25 at 100.00 1,003,100
Corcoran, Minnesota, General Obligation Bonds, Series 2023A:
625
4.000%, 2/01/40 - BAM Insured
2/31 at 100.00 629,450
3,605
4.000%, 2/01/48 - BAM Insured
2/31 at 100.00 3,492,382
Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145
4.000%, 2/01/31
2/28 at 100.00 1,186,404
1,145
4.000%, 2/01/32
2/28 at 100.00 1,185,821
Dover-Eyota Independent School District 533, Minnesota, General Obligation
Bonds, School Building   Facilities Maintenance Series 2023A:
1,225
4.000%, 2/01/44
2/31 at 100.00 1,210,961
500
4.000%, 2/01/45
2/31 at 100.00 491,290
Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C:
1,325
0.000%, 2/01/31
2/28 at 94.48 977,851
1,480
0.000%, 2/01/32
2/28 at 92.24 1,041,470
535
0.000%, 2/01/33
2/28 at 89.86 358,528

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
40
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,000 Farmington Independent School District 192, Dakota County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2023A, 5.000%,
2/01/25
No Opt. Call $ 3,064,639
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 455,007
GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A:
1,090
5.000%, 2/01/41
2/31 at 100.00 1,188,772
2,450
5.000%, 2/01/48
2/31 at 100.00 2,610,978
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 559,708
705 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/39
2/30 at 100.00 759,539
2,000 Hennepin County, Minnesota, General Obligation Bonds, Refunding Series
2022B, 5.000%, 12/01/39
12/32 at 100.00 2,250,020
3,000 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2020C, 5.000%, 12/15/38
12/29 at 100.00 3,261,983
1,000 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 1,116,098
1,250 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,250,204
1,935 Independent School District No. 115, Cass Lake-Bena Public Schools,
Minnesota, Cass Beltrami and Hubbard Counties, General Obligation School
Building Bonds, Series 2023A, 5.000%, 2/01/37
2/31 at 100.00 2,158,521
1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%, 2/01/36
2/31 at 100.00 1,292,235
600 Jordan Independent School District 717, Scott County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/38
2/31 at 100.00 657,427
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 517,333
Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660
3.600%, 1/01/35 - AGM Insured
1/24 at 100.00 659,628
500
4.000%, 1/01/45 - AGM Insured
1/24 at 100.00 500,026
Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,315
4.000%, 2/01/38
2/30 at 100.00 1,327,297
3,500
4.000%, 2/01/50
2/30 at 100.00 3,353,948
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota, General
Obligation Bonds, School Building Series 2022A, 5.000%, 2/01/43
2/32 at 100.00 1,563,244
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various
Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 2,245,652
2,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023, 5.000%,
12/01/39
12/31 at 100.00 2,225,786
2,975 Minnesota State, General Obligation Bonds, Various Purpose Series 2018A,
5.000%, 8/01/35
8/28 at 100.00 3,247,154
4,705 Minnesota State, General Obligation Bonds, Various Purpose Series 2021A,
5.000%, 9/01/30
No Opt. Call 5,376,005
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series 2023A,
5.000%, 8/01/41
8/33 at 100.00 2,313,008

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2023B:
$ 325
5.000%, 2/01/40
2/32 at 100.00 $ 353,920
500
5.000%, 2/01/42
2/32 at 100.00 541,252
1,000 Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Refunding Alternative Facilities Series 2018E,
5.000%, 2/01/35
2/25 at 100.00 1,018,091
Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A:
250
4.000%, 2/01/32
2/25 at 100.00 252,224
500
4.000%, 2/01/36
2/25 at 100.00 504,448
Moorhead Independent School District 152, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,290
3.000%, 2/01/43
2/28 at 100.00 1,032,848
1,100
3.000%, 2/01/44
2/28 at 100.00 867,555
2,000 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 1,964,308
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 516,544
1,245 Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement
Plan, Series 2023B, 4.000%, 2/01/40
2/32 at 100.00 1,257,236
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 1,843,600
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40
2/27 at 100.00 4,009,706
1,250 Robbinsdale Independent School District 281, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%,
2/01/30
8/26 at 100.00 1,242,987
4,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/27 at 100.00 4,106,052
Round Lake-Brewster Independent School District 2907, Minnesota, General
Obligation Bonds, School Building Series 2023A:
1,020
5.000%, 2/01/39
2/32 at 100.00 1,115,138
1,285
4.000%, 2/01/42
2/32 at 100.00 1,274,341
1,700 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/31
2/29 at 100.00 1,788,419
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 788,464
1,000 Saint James Independent School District 840, Minnesota, General Obligation
Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,002,580
Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A:
1,340
4.000%, 2/01/28
2/26 at 100.00 1,368,211
1,400
4.000%, 2/01/30
2/26 at 100.00 1,427,134
1,885
3.200%, 2/01/32
2/26 at 100.00 1,880,351
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840
4.000%, 2/01/41
2/30 at 100.00 1,827,265
1,180
4.000%, 2/01/43
2/30 at 100.00 1,167,616
Shakopee Independent School District 720, Scott County, Minnesota, General
Obligation Bonds, Capital Facilities Series 2020A:
250
4.000%, 2/01/33
2/27 at 100.00 256,470
425
4.000%, 2/01/34
2/27 at 100.00 436,913

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
42
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 $ 2,504,262
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330
4.000%, 2/01/31
2/27 at 100.00 1,356,539
670
4.000%, 2/01/33
2/27 at 100.00 681,075
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A:
1,000
4.000%, 2/01/34
2/30 at 100.00 1,039,101
2,030
4.000%, 2/01/35
2/30 at 100.00 2,106,636
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29
2/26 at 100.00 1,019,246
825 Waconia Independent School District, Minnesota, General Obligation Bonds,
School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 824,954
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/27
2/26 at 100.00 1,343,693
Total Tax Obligation/General 117,542,660
Tax Obligation/Limited - 10 .7%
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call 765,643
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 278,682
500 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A, 5.000%, 12/15/44
12/32 at 100.00 488,704
1,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project,
Refunding First Lien Series 2017A, 5.000%, 12/15/30
12/26 at 100.00 1,052,960
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project,
Refunding Series 2015, 4.000%, 3/01/30
1/24 at 100.00 130,529
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony
Falls Project, Refunding Series 2015, 4.000%, 3/01/27
1/24 at 100.00 420,353
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 1,090,375
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A:
200
4.000%, 8/01/30
8/27 at 100.00 207,679
475
4.000%, 8/01/34
8/27 at 100.00 488,165
325
4.000%, 8/01/35
8/27 at 100.00 333,902
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 1,126,340
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B:
500
3.000%, 8/01/38
8/31 at 100.00 439,960
500
3.000%, 8/01/39
8/31 at 100.00 430,476
500
3.000%, 8/01/40
8/31 at 100.00 418,528
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
2,810
4.000%, 8/01/35
8/31 at 100.00 2,922,814
2,925
4.000%, 8/01/36
8/31 at 100.00 3,009,797
3,045
4.000%, 8/01/37
8/31 at 100.00 3,090,004
3,165
4.000%, 8/01/38
8/31 at 100.00 3,182,015
1,000
4.000%, 8/01/43
8/31 at 100.00 956,476
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,943,746

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 $ 2,130,708
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A:
1,280
5.000%, 8/01/42
8/33 at 100.00 1,360,354
1,200
5.000%, 8/01/44
8/33 at 100.00 1,268,106
New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023:
1,480
5.000%, 2/01/38
2/28 at 100.00 1,450,493
2,790
5.125%, 2/01/43
2/28 at 100.00 2,715,131
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A:
1,470
3.625%, 2/01/34
2/25 at 100.00 1,470,096
580
3.750%, 2/01/36
2/25 at 100.00 580,202
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 4,463,969
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of Participation,
Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 1,009,107
Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds,
Series 2017B:
175
4.000%, 5/01/29
5/27 at 100.00 179,885
200
4.000%, 5/01/32
5/27 at 100.00 204,992
100
4.000%, 5/01/33
5/27 at 100.00 102,446
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,500
4.500%, 7/01/34
7/25 at 100.00 4,473,669
6,077
5.000%, 7/01/58
7/28 at 100.00 5,907,329
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call 1,226,047
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355
5.000%, 2/01/32
2/25 at 100.00 361,428
520
5.000%, 2/01/34
2/25 at 100.00 529,357
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
80
4.250%, 4/01/25
1/24 at 100.00 79,104
430
4.875%, 4/01/30
1/24 at 100.00 426,168
1,535
5.250%, 4/01/43
1/24 at 100.00 1,440,916
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 2,636,885
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B:
5
4.000%, 2/01/36
2/29 at 100.00 5,135
1,000
4.000%, 2/01/37
2/29 at 100.00 1,026,602
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
320
4.000%, 2/01/28
No Opt. Call 320,446
330
4.000%, 2/01/30
No Opt. Call 329,182
280
4.000%, 2/01/32
2/31 at 100.00 277,219
435
4.000%, 2/01/41
2/31 at 100.00 392,666
Total Tax Obligation/Limited 59,144,790

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
44
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 8 .4%
$ 750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26,
(AMT)
1/24 at 100.00 $ 750,636
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019A:
1,000
5.000%, 1/01/33
7/29 at 100.00 1,092,442
1,560
5.000%, 1/01/49
7/29 at 100.00 1,614,074
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,540
5.000%, 1/01/31, (AMT)
7/29 at 100.00 1,651,338
1,500
5.000%, 1/01/32, (AMT)
7/29 at 100.00 1,607,299
1,000
5.000%, 1/01/38, (AMT)
7/29 at 100.00 1,043,206
1,235
5.000%, 1/01/39, (AMT)
7/29 at 100.00 1,283,850
4,600
5.000%, 1/01/44, (AMT)
7/29 at 100.00 4,722,216
7,370
5.000%, 1/01/49, (AMT)
7/29 at 100.00 7,490,232
8,145 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 8,393,805
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34, (AMT)
1/27 at 100.00 491,560
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 2,107,747
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022B:
2,510
5.000%, 1/01/40, (AMT)
1/32 at 100.00 2,636,613
11,300
5.000%, 1/01/47, (AMT)
1/32 at 100.00 11,592,127
Total Transportation 46,477,145
U.S. Guaranteed - 1 .0% (c)
2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 2,001,996
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue
Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-refunded
11/15/25)
11/25 at 100.00 1,644,223
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-refunded
2/01/26)
2/26 at 100.00 1,560,822
Total U.S. Guaranteed 5,207,041
Utilities - 10 .2%
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,247,848
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 135,837
3,510 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series
2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 3,492,622
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A:
1,000
4.000%, 10/01/31
10/24 at 100.00 1,006,987
1,000
4.000%, 10/01/32
10/24 at 100.00 1,006,196
5,555 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 5,687,159
Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy
Revenue Bonds, Refunding Series 2017A:
390
4.000%, 10/01/28
10/27 at 100.00 401,133
1,610
4.000%, 10/01/33
10/27 at 100.00 1,631,959

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy
Revenue Bonds, Refunding Series 2017B:
$ 355
4.000%, 10/01/28
10/27 at 100.00 $ 365,004
270
4.000%, 10/01/29
10/27 at 100.00 277,078
2,500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2017-3, 4.000%, 10/01/42
10/27 at 100.00 2,290,321
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,039,394
300 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-1. 501 C3, 3.000%, 10/01/34
10/27 at 100.00 275,902
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 968,927
1,250 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2023-3, 5.250%, 10/01/42, (AMT)
10/33 at 100.00 1,254,958
4,905 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/32 at 100.00 4,873,207
Southern Minnesota Municipal Power Agency, Power Supply System Revenue
Bonds, Series 1994A:
7,530
0.000%, 1/01/24 - NPFG Insured
No Opt. Call 7,508,683
4,770
0.000%, 1/01/25 - NPFG Insured
No Opt. Call 4,581,276
6,230
0.000%, 1/01/26 - NPFG Insured
No Opt. Call 5,768,779
Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230
4.000%, 2/01/35 - AGM Insured
2/26 at 100.00 235,169
260
4.000%, 2/01/38 - AGM Insured
2/26 at 100.00 261,509
11,265 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 11,616,661
Total Utilities 55,926,609
Total Municipal Bonds
(cost $553,592,572) 536,084,758
Total Long-Term Investments
(cost $553,592,572) 536,084,758
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.4%
X 7,770,000
MUNICIPAL BONDS - 1.4%   X 7,770,000
Health Care - 1 .4%
$ 5,770 (d) Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018 A, 3.400%, 11/15/48, (Mandatory Put 11/30/23)
11/23 at 100.00 $ 5,770,000
2,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.250%, 11/15/38, (Mandatory Put 12/07/23)
11/23 at 100.00 2,000,000
Total Health Care 7,770,000
Total Municipal Bonds
(cost $7,770,000) 7,770,000
Total Short-Term Investments
(cost $7,770,000) 7,770,000
Total Investments
(cost $561,362,572) - 98.7% 543,854,758
Other Assets & Liabilities, Net - 1.3% 7,333,237
Net Assets - 100% $ 551,187,995

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
46
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.6%
X 79,321,576
MUNICIPAL BONDS - 100.6%   X 79,321,576
Education and Civic Organizations - 9 .0%
$ 1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton
University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 $ 1,523,634
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 1,304,131
1,000 Nebraska State Colleges, Student Fees and Facilities Revenue Bonds, Board
of Trustees, Wayne State College Series 2023, 5.000%, 7/01/48 - AGM
Insured
7/33 at 100.00 1,066,632
Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane
College Project, Refunding Series 2020A:
360
3.000%, 2/15/34
2/29 at 100.00 333,754
445
3.000%, 2/15/35
2/29 at 100.00 407,689
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 360,609
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 1,008,176
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 1,060,567
Total Education and Civic Organizations 7,065,192
Health Care - 8 .7%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575
4.000%, 11/15/40
11/30 at 100.00 554,209
300
4.000%, 11/15/41
11/30 at 100.00 286,687
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017:
180
5.000%, 11/15/37
5/27 at 100.00 185,521
500
5.000%, 11/15/47
5/27 at 100.00 508,034
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 776,536
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500
4.125%, 11/01/36
11/25 at 100.00 501,168
2,000
5.000%, 11/01/45
11/25 at 100.00 2,020,543
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 255,226
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018:
500
5.000%, 7/01/34
7/25 at 100.00 506,324
435
5.000%, 7/01/35
7/25 at 100.00 439,846
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Regional West Medical Center Project, Refunding & Improvement Series
2016A, 5.250%, 2/01/37
2/27 at 100.00 862,514
Total Health Care 6,896,608

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
48
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 0 .9%
$ 660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 $ 625,876
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A:
100
1.850%, 9/01/35
3/30 at 100.00 75,614
45
1.950%, 9/01/37
3/30 at 100.00 36,068
Total Housing/Single Family 737,558
Long-Term Care - 4 .3%
3,700 Nebraska Educational, Health, Cultural and Social Services Finance Authority,
Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series
2019A, 4.000%, 1/01/49
1/26 at 102.00 3,370,895
Total Long-Term Care 3,370,895
Tax Obligation/General - 40 .8%
600 Adams County School District 18, Nebraska, General Obligation Bonds,
Hastings Public Schools, Series 2019, 4.000%, 12/15/38
5/29 at 100.00 592,152
500 Adams County, Nebraska, General Obligation Bonds, Series 2023A, 5.000%,
12/15/42
1/28 at 100.00 518,207
500 Buffalo County School District 007 Kearney Public Schools, Nebraska, General
Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36
4/26 at 100.00 443,726
Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Series 2022:
100
2.000%, 12/15/23 - AGM Insured
No Opt. Call 99,947
260
5.000%, 12/15/28 - AGM Insured
No Opt. Call 285,731
750 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48 - AGM Insured
12/33 at 100.00 794,264
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33
3/24 at 100.00 1,090,855
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 833,810
500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 368,992
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 1,171,455
1,235 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools, Series 2022, 5.000%, 12/15/25
No Opt. Call 1,284,318
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 986,921
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 751,255
Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023:
405
5.000%, 12/15/43
12/32 at 100.00 440,313
1,000
5.000%, 12/15/48
12/32 at 100.00 1,065,767
635 Douglas County School District 66, Westside, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/01/41
12/31 at 100.00 692,981
Kearney County, Nebraska, General Obligation Bonds, Recreational Facilities
Series 2022:
550
4.000%, 5/15/28
5/27 at 100.00 558,944
700
4.000%, 5/15/29
5/27 at 100.00 710,306
500
4.000%, 5/15/30
5/27 at 100.00 506,640
1,000
4.000%, 5/15/42
5/27 at 100.00 961,035
1,000 La Vista, Nebraska, General Obligation Bonds, Highway Allocation Pledge
Series 2023, 5.000%, 9/15/43
3/28 at 100.00 1,048,293

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable Refunding
Series 2022:
$ 625
5.000%, 9/15/26 - AGM Insured
No Opt. Call $ 660,289
1,000
5.000%, 9/15/42 - AGM Insured
6/27 at 100.00 1,044,395
1,000 Lancaster County School District 1, Lincoln, Nebraska, General Obligation
Bonds, Series 2020, 3.000%, 1/15/43
7/30 at 100.00 810,472
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call 205,543
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose
Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 505,576
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose
Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 503,979
Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose
Series 2019:
500
4.000%, 4/15/37
4/29 at 100.00 506,669
1,000
4.000%, 4/15/38
4/29 at 100.00 1,004,747
Omaha, Nebraska, General Obligation Bonds, Various Purpose Series 2022:
250
5.000%, 4/15/26
No Opt. Call 262,360
1,000
5.000%, 4/15/41
4/32 at 100.00 1,107,635
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%,
1/15/33
1/27 at 100.00 533,817
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%,
1/15/40
1/29 at 100.00 997,332
1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska, General
Obligation Bonds, School Building Series 2022, 5.000%, 12/15/42
11/27 at 100.00 1,039,573
795 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 3.000%, 12/01/40
12/30 at 100.00 655,416
1,000 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2023, 4.250%, 12/01/43
12/33 at 100.00 1,010,135
750 Sarpy County School District 037 Gretna Public Schools, Nebraska, General
Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 736,480
Sarpy County School District 037 Gretna Public Schools, Nebraska, General
Obligation Bonds, Series 2019:
1,000
5.000%, 6/15/40
6/29 at 100.00 1,059,201
1,000
5.000%, 6/15/41
6/29 at 100.00 1,055,953
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 979,738
Southeast Community College Area, Nebraska, Certificates of Participation,
Series 2018:
215
5.000%, 12/15/30
6/28 at 100.00 233,576
1,000
5.000%, 12/15/47
6/28 at 100.00 1,057,007
1,000 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2023, 4.250%, 12/15/48
7/28 at 100.00 971,410
Total Tax Obligation/General 32,147,215
Tax Obligation/Limited - 7 .6%
500 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2023, 4.000%,
6/15/43
7/28 at 100.00 482,530
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series
2018, 4.000%, 9/15/27
1/24 at 100.00 500,382
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number 608,
General Obligation Bonds, North Streams, Series 2022, 6.000%, 12/15/47
6/27 at 100.00 1,129,665
430 Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 415,643

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
50
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call $ 1,068,311
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%, 6/01/36
6/26 at 100.00 506,255
750 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 742,500
1,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,166,496
Total Tax Obligation/Limited 6,011,782
Transportation - 4 .3%
825
Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45
7/25 at 100.00 786,172
2,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 2,011,656
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series
2017A:
550
5.000%, 12/15/36, (AMT)
12/26 at 100.00 557,645
Total Transportation 3,355,473
U.S. Guaranteed - 5 .2% (c)
500 Colfax County School District 123 Schuyler Community Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 12/15/39, (Pre-
refunded 5/22/24)
5/24 at 100.00 501,805
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 764,580
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds, Series
2017A:
450
5.000%, 12/15/34, (Pre-refunded 12/15/26), (AMT)
12/26 at 100.00 475,400
450
5.000%, 12/15/36, (Pre-refunded 12/15/26), (AMT)
12/26 at 100.00 475,401
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39,
(Pre-refunded 6/15/24)
6/24 at 100.00 757,228
Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2017:
550
5.000%, 12/15/29, (Pre-refunded 12/15/27)
12/27 at 100.00 597,683
520
5.000%, 12/15/35, (Pre-refunded 12/15/27)
12/27 at 100.00 565,083
Total U.S. Guaranteed 4,137,180
Utilities - 19 .8%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call 480,040
1,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 1,041,979
750 Grand Island, Nebraska, Combined Utilities Revenue Bonds, Refunding Series
2020A, 4.000%, 8/15/35 - AGM Insured
8/30 at 100.00 773,820
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,957,984
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 921,811
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series
2015, 3.250%, 12/01/32
12/25 at 100.00 476,281
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 1,527,572
1,200 Nebraska Public Power District, General Revenue Bonds, Series 2023A,
5.000%, 7/01/28
1/28 at 100.00 1,303,185

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 $ 500,171
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 1,048,094
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 1,060,005
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B:
750
5.000%, 2/01/47
2/32 at 100.00 810,355
790
5.250%, 2/01/52
2/32 at 100.00 862,498
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 282,492
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 1,013,592
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 1,539,794
Total Utilities 15,599,673
Total Municipal Bonds
(cost $82,005,362) 79,321,576
Total Long-Term Investments
(cost $82,005,362) 79,321,576
Other Assets & Liabilities, Net - (0.6)% (479,180)
Net Assets - 100% $ 78,842,396
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See Notes to Financial Statements.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.0%
X 170,885,897
MUNICIPAL BONDS - 98.0%   X 170,885,897
Education and Civic Organizations - 4 .3%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 $ 1,112,535
Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree
Foundation, Inc. Project, Series 2017:
440
5.000%, 3/01/24
No Opt. Call 440,977
505
5.000%, 3/01/25
No Opt. Call 509,440
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 107,970
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 891,436
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy
Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 99,240
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy
Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 570,277
Oregon Facilities Authority, Revenue Bonds, University of Portland Projects,
Series 2015A:
450
5.000%, 4/01/29
4/25 at 100.00 460,553
800
5.000%, 4/01/30
4/25 at 100.00 818,700
490 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 489,471
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 997,214
1,000 Yamhill County, Oregon, Revenue Bonds, Linfield University Project,
Refunding Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 1,037,336
Total Education and Civic Organizations 7,535,149
Health Care - 13 .4%
Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A:
375
4.000%, 1/01/33
1/26 at 100.00 376,402
1,000
5.000%, 1/01/33
1/26 at 100.00 1,026,521
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 722,500
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 1,031,873
Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding
Series 2014A:
690
5.000%, 11/15/25
5/24 at 100.00 694,463
4,155
4.125%, 11/15/32
5/24 at 100.00 4,162,530
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call 639,010
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A:
485
5.000%, 10/01/29
10/26 at 100.00 499,169
1,325
5.000%, 10/01/30
10/26 at 100.00 1,362,678
4,105 Oregon Health and Science University, Revenue Bonds, Green Series 2021B-
1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 4,479,360
1,000 Oregon Health and Science University, Revenue Bonds, Series 2019A,
5.000%, 7/01/29
No Opt. Call 1,098,962

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A:
$ 560
5.000%, 5/15/30
5/26 at 100.00 $ 579,291
1,000
5.000%, 5/15/31
5/26 at 100.00 1,034,104
1,200
5.000%, 5/15/46
5/26 at 100.00 1,212,553
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 2,409,421
Union County Oregon, Hospital Facility Authority Revenue Bonds, Grande
Ronde Hospital Incorporated, Series 2022:
1,230
5.000%, 7/01/33
7/32 at 100.00 1,301,478
695
5.000%, 7/01/34
7/32 at 100.00 733,650
Total Health Care 23,363,965
Housing/Multifamily - 0 .2%
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station
Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 344,958
Total Housing/Multifamily 344,958
Housing/Single Family - 0 .9%
Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A:
935
1.900%, 1/01/33
7/30 at 100.00 790,182
825
1.950%, 7/01/33
7/30 at 100.00 694,147
Total Housing/Single Family 1,484,329
Information Technology - 1 .2%
2,000 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 3.800%,
12/01/40, (Mandatory Put 6/15/28)
2/28 at 100.00 2,022,021
Total Information Technology 2,022,021
Long-Term Care - 6 .2%
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose
Villa Inc., Series 2020A:
285
5.000%, 11/15/27
11/25 at 102.00 285,093
300
5.000%, 11/15/28
11/25 at 102.00 299,471
315
5.000%, 11/15/29
11/25 at 102.00 313,552
330
5.000%, 11/15/30
11/25 at 102.00 327,319
Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue
Bonds, Willamette View Project, Series 2017A:
525
4.000%, 5/15/24
No Opt. Call 522,908
445
4.000%, 11/15/24
No Opt. Call 441,327
355
4.000%, 5/15/25
No Opt. Call 350,337
460
4.000%, 11/15/25
No Opt. Call 451,971
200
4.000%, 5/15/26
11/25 at 102.00 195,442
400
4.000%, 11/15/26
11/25 at 102.00 389,155
350
4.000%, 5/15/27
11/25 at 102.00 338,497
350
4.000%, 11/15/27
11/25 at 102.00 336,988
1,320 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
12/23 at 100.00 1,282,105
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 313,480
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 950,175
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 1,270,102

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
54
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 $ 1,074,657
1,940 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 1,695,520
Total Long-Term Care 10,838,099
Tax Obligation/General - 44 .4%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call 1,437,053
2,400 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Current Interest Series 2017C, 5.000%,
6/15/35
6/27 at 100.00 2,551,527
2,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B, 0.000%,
6/15/33
6/27 at 78.57 1,375,618
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A:
350
5.000%, 6/15/26
No Opt. Call 367,862
2,835
5.000%, 6/15/27
No Opt. Call 3,045,516
Benton County, Oregon, Full Faith and Credit Obligations, Series 2023:
350
5.000%, 6/01/37
6/33 at 100.00 397,508
250
5.000%, 6/01/38
6/33 at 100.00 280,623
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series 2021,
4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 1,034,277
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25
- AGM Insured
No Opt. Call 206,548
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 1,709,572
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,073,180
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2018:
585
5.000%, 6/15/31
6/28 at 100.00 639,245
550
5.000%, 6/15/32
6/28 at 100.00 600,651
4,000 Clackamas County School District 12, Oregon, General Obligation Bonds,
Series 2017A, 0.010%, 6/15/41
No Opt. Call 1,768,278
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 659,627
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 946,525
David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2023A:
1,135
0.000%, 6/15/34
6/33 at 96.08 748,488
2,000
0.000%, 6/15/35
6/33 at 92.02 1,251,789
1,210
0.000%, 6/15/37
6/33 at 83.14 665,231
1,000
0.000%, 6/15/38
6/33 at 78.73 512,120
1,335 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/36
6/33 at 100.00 1,539,601
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 2,884,890
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 2,046,286

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 $ 1,286,762
Jackson County School District 6, Central Point, Oregon, General Obligation
Bonds, Series 2019A:
1,675
4.000%, 6/15/34
6/29 at 100.00 1,730,098
1,700
4.000%, 6/15/35
6/29 at 100.00 1,750,467
290 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A
Local Improvement District, Series 2008, 5.200%, 6/01/31
1/24 at 100.00 290,586
Lane Community College, Lane, Linn, Benton and Douglas Counties, Oregon,
General Obligation Bonds, Series 2020A:
1,000
4.000%, 6/15/33
6/30 at 100.00 1,054,553
1,750
4.000%, 6/15/34
6/30 at 100.00 1,841,034
3,900 Lane County School District 4J Eugene, Oregon, General Obligation Bonds,
School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 4,031,687
2,000 Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B,
5.000%, 6/15/34
6/30 at 100.00 2,244,000
Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General
Obligation Bonds, Series 2018:
1,500
5.000%, 6/15/31
6/28 at 100.00 1,637,755
2,000
5.000%, 6/15/33
6/28 at 100.00 2,172,607
1,050
5.000%, 6/15/38
6/28 at 100.00 1,116,921
1,000 Marion County School District 15 North Marion, Oregon, General Obligation
Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 1,094,509
2,500
Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34
6/30 at 100.00 2,620,705
2,250 Multnomah County School District 7, Reynolds, Oregon, General Obligation
Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 2,315,150
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon,
General Obligation Bonds, Series 2018B. Current Interest, 5.000%, 6/15/29
6/28 at 100.00 1,303,888
765 Oregon City, Oregon, General Obligation Bonds, Series 2018, 5.000%,
6/01/31
6/28 at 100.00 835,418
350 Pacific Communities Health District, Oregon, General Obligation Bonds,
Series 2016, 5.000%, 6/01/28
6/26 at 100.00 363,901
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation
Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 1,318,744
Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series
2018:
225
3.750%, 6/15/28
No Opt. Call 224,560
180
4.000%, 6/15/33
6/28 at 100.00 181,295
900 Portland Community College District, Multnomah County, Oregon, General
Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 946,914
1,050 Portland Community College District, Multnomah County, Oregon, General
Obligation Bonds, Series 2018, 5.000%, 6/15/30
6/26 at 100.00 1,102,372
500 Redmond Area Park and Recreation District, Deschutes County, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/34
6/33 at 100.00 582,897
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%,
6/01/25
6/24 at 100.00 353,066
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 688,422
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021, 4.000%,
8/01/41
8/31 at 100.00 2,295,526

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
56
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Umatilla County School District 6R Umatilla, Oregon, General Obligation
Bonds, Series 2017:
$ 245
5.000%, 6/15/27
No Opt. Call $ 262,510
340
5.000%, 6/15/29
6/27 at 100.00 365,104
315
5.000%, 6/15/31
6/27 at 100.00 336,980
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 1,352,206
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 916,011
1,000 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2023, 5.000%, 6/15/35
6/33 at 100.00 1,164,216
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith & Credit
Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 1,344,025
Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017:
3,750
5.000%, 6/15/32
6/27 at 100.00 4,006,189
1,450
5.000%, 6/15/34
6/27 at 100.00 1,547,052
1,000 Washington, Clackamas and Yamhill Counties School District 88J Sherwood,
Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,069,704
Yamhill County School District 40, McMinnville, Oregon, General Obligation
Bonds, Refunding Series 2016:
1,000
4.000%, 6/15/31
6/26 at 100.00 1,012,428
1,000
4.000%, 6/15/32
6/26 at 100.00 1,011,863
Total Tax Obligation/General 77,514,140
Tax Obligation/Limited - 10 .9%
1,000
Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%, 6/01/37
6/30 at 100.00 1,022,333
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260
5.000%, 11/15/28
11/25 at 100.00 2,296,302
500
5.000%, 11/15/29
11/25 at 100.00 507,196
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A:
1,635
5.000%, 10/01/28
No Opt. Call 1,647,820
460
5.000%, 10/01/32
No Opt. Call 461,923
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center
Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 799,163
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 2,219,738
750 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2022A, 5.000%, 11/15/35
11/32 at 100.00 867,450
11,300 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 3,334,550
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 949,047
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 1,732,589
Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Series 2018A:
1,000
5.000%, 10/01/31
4/28 at 100.00 1,073,122
2,060
4.000%, 10/01/33
4/28 at 100.00 2,101,437
Total Tax Obligation/Limited 19,012,670

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 6 .7%
Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
$ 430
5.000%, 12/01/31 - AGM Insured
6/26 at 100.00 $ 448,585
380
5.000%, 12/01/33 - AGM Insured
6/26 at 100.00 396,131
350
4.000%, 12/01/34 - AGM Insured
6/26 at 100.00 354,067
3,745 Port of Portland, Oregon, International Airport Revenue Bonds, Green Series
2023-29, 5.000%, 7/01/29, (AMT)
No Opt. Call 4,028,076
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-
23, 5.000%, 7/01/28
7/25 at 100.00 1,291,523
1,690 Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-
24B, 5.000%, 7/01/35, (AMT)
1/27 at 100.00 1,754,798
3,040 Port of Portland, Oregon, International Airport Revenue Bonds, Series 2022-
28, 5.000%, 7/01/34, (AMT)
7/32 at 100.00 3,365,744
Total Transportation 11,638,924
U.S. Guaranteed - 0 .3% (c)
155 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24,
(ETM)
No Opt. Call 156,911
425 Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A,
4.000%, 7/01/32, (Pre-refunded 7/01/27)
7/27 at 100.00 441,580
Total U.S. Guaranteed 598,491
Utilities - 9 .5%
Beaverton, Oregon, Water Revenue Bonds, Series 2022:
2,090
4.000%, 4/01/35
4/32 at 100.00 2,216,889
2,150
4.000%, 4/01/36
4/32 at 100.00 2,257,204
Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds,
Series 2016:
500
3.500%, 12/01/29
12/25 at 100.00 502,555
350
5.000%, 12/01/33
12/25 at 100.00 360,793
350
5.000%, 12/01/34
12/25 at 100.00 360,794
Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023:
250
5.000%, 8/01/35
8/33 at 100.00 291,276
250
5.000%, 8/01/36
8/33 at 100.00 288,318
250
5.000%, 8/01/37
8/33 at 100.00 284,998
250
5.000%, 8/01/38
8/33 at 100.00 282,160
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
1,065
5.000%, 7/01/28
7/26 at 100.00 1,097,182
1,120
5.000%, 7/01/29
7/26 at 100.00 1,152,767
1,180
5.000%, 7/01/30
7/26 at 100.00 1,213,190
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series
2016A, 4.000%, 4/01/33
4/26 at 100.00 2,540,547
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series
2022A, 4.000%, 4/01/35
10/31 at 100.00 2,100,822
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/33, 144A
7/31 at 100.00 1,011,272

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
58
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A
5/29 at 100.00 $ 572,384
Total Utilities 16,533,151
Total Municipal Bonds
(cost $172,271,667) 170,885,897
Total Long-Term Investments
(cost $172,271,667) 170,885,897
Other Assets & Liabilities, Net - 2.0% 3,565,828
Net Assets - 100% $ 174,451,725
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements.

Statement of Assets and Liabilities
November 30, 2023
See Notes to Financial Statements.
59
November 30, 2023 (Unaudited)
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
ASSETS
Long-term investments, at value
†
$ 325,087,009 $ 536,084,758 $ 79,321,576 $ 170,885,897
Short-term investments, at value
◊
2,000,000 7,770,000 – –
Cash – 3,728,128 – 1,540,681
Receivables:
Interest 4,157,795 7,529,645 1,193,782 2,480,362
Investments sold 1,878,012 5,000 – 205,000
Reimbursement from Adviser – – 9,483 –
Shares sold 1,638,162 3,209,746 1,349,410 2,980,891
Other 32,330 35,024 13,560 10,168
Total assets 334,793,308 558,362,301 81,887,811 178,102,999
LIABILITIES
Cash overdraft 3,472,616 – 2,747,502 –
Payables:
Management fees 139,902 217,597 33,029 73,564
Dividends 312,072 281,296 19,223 128,570
Interest 706 94 226 463
Investments purchased - regular settlement – 5,557,468 – 2,905,788
Shares redeemed 519,438 881,550 180,530 457,187
Accrued expenses:
Custodian fees 41,449 51,323 20,992 27,116
Directors fees 27,540 28,433 2,001 5,500
Professional fees 24,165 25,380 21,103 22,505
Shareholder reporting expenses 14,421 26,935 4,543 5,658
Shareholder servicing agent fees 31,845 59,998 8,648 19,016
12b-1 distribution and service fees 19,203 44,143 7,578 5,858
Other 88 89 40 49
Total liabilities 4,603,445 7,174,306 3,045,415 3,651,274
Net assets $ 330,189,863 $ 551,187,995 $ 78,842,396 $ 174,451,725
NET ASSETS CONSIST OF:
Paid-in capital $ 352,586,306 $ 619,776,580 $ 93,996,759 $ 189,558,671
Total distributable earnings (loss) (22,396,443) (68,588,585) (15,154,363) (15,106,946)
Net assets 330,189,863 551,187,995 78,842,396 174,451,725
†
Long-term investments, cost $ 330,623,508 $ 553,592,572 $ 82,005,362 $ 172,271,667
◊
Short-term investments, cost $ 2,000,000 $ 7,770,000 $ — $ —
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
CLASS A:
Net assets $ 82,048,226 $ 202,394,925 $ 40,763,731 $ 25,558,771
Shares outstanding 8,488,326 19,040,759 4,197,196 2,636,200
Net asset value ("NAV") per share $ 9.67 $ 10.63 $ 9.71 $ 9.70
Maximum sales charge 3.00% 4.20% 4.20% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 9.97 $ 11.10 $ 10.14 $ 10.00
CLASS C:
Net assets $ 7,465,549 $ 14,661,542 $ 1,373,841 $ 2,038,036
Shares outstanding 777,284 1,380,766 141,690 211,396
NAV and offering price per share $ 9.60 $ 10.62 $ 9.70 $ 9.64
CLASS I:
Net assets $ 240,676,088 $ 334,131,528 $ 36,704,824 $ 146,854,918
Shares outstanding 25,007,099 31,484,446 3,772,893 15,118,315
NAV and offering price per share $ 9.62 $ 10.61 $ 9.73 $ 9.71
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Operations
November 30, 2023
See Notes to Financial Statements.
60
Six Months Ended November 30, 2023 (Unaudited)
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
INVESTMENT INCOME
Interest $ 6,123,348 $ 11,265,206 $ 1,547,627 $ 3,045,545
Total investment income 6,123,348 11,265,206 1,547,627 3,045,545
EXPENSES
– – – –
Management fees 869,262 1,355,689 243,188 484,250
12b-1 service fees - Class A 82,322 202,499 41,576 26,631
12b-1 distribution and service fees - Class C 40,714 78,577 8,390 10,477
Shareholder servicing agent fees - Class A 13,429 40,539 8,154 4,637
Shareholder servicing agent fees - Class C 1,325 3,128 324 364
Shareholder servicing agent fees - Class I 39,363 64,077 9,430 26,321
Interest expense 32,799 35,685 13,590 5,922
Directors fees 6,569 10,801 1,929 3,664
Custodian expenses, net — — — —
Registration fees 10,147 14,260 13,173 8,819
Professional fees 35,602 43,522 25,843 29,424
Shareholder reporting expenses 8,118 15,011 3,670 4,512
Other 8,552 12,251 7,716 6,988
Total expenses before fee waiver/expense reimbursement 1,148,202 1,876,039 376,983 612,009
Fee waiver/expense reimbursement — — (38,799) —
Net expenses 1,148,202 1,876,039 338,184 612,009
Net investment income (loss) 4,975,146 9,389,167 1,209,443 2,433,536
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (2,528,355) (6,797,993) (4,349,427) (1,585,062)
Net realized gain (loss) (2,528,355) (6,797,993) (4,349,427) (1,585,062)
Change in unrealized appreciation (depreciation) on:
Investments 2,099,612 3,557,657 3,136,343 1,606,784
Net change in unrealized appreciation (depreciation) 2,099,612 3,557,657 3,136,343 1,606,784
Net realized and unrealized gain (loss) (428,743) (3,240,336) (1,213,084) 21,722
Net increase (decrease) in net assets from operations $ 4,546,403 $ 6,148,831 $ (3,641) $ 2,455,258

Statement of Changes in Net Assets
See Notes to Financial Statements.

Minnesota Intermediate Minnesota
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 4,975,146 $ 9,817,146 $ 9,389,167 $ 17,457,132
Net realized gain (loss) (2,528,355) (5,023,204) (6,797,993) (19,871,482)
Net change in unrealized appreciation (depreciation) 2,099,612 (3,229,831) 3,557,657 (5,454,547)
Net increase (decrease) in net assets from operations 4,546,403 1,564,111 6,148,831 (7,868,897)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,199,080) (2,422,188) (3,354,347) (6,151,094)
Class C (85,854) (175,594) (197,081) (449,484)
Class I (3,749,208) (6,902,951) (5,674,246) (10,316,848)
Total distributions (5,034,142) (9,500,733) (9,225,674) (16,917,426)
FUND SHARE TRANSACTIONS
Subscriptions 62,106,484 198,176,296 101,316,401 249,103,974
Reinvestments of distributions 3,243,949 5,828,601 7,695,731 13,760,678
Redemptions (74,111,228) (253,882,060) (96,703,630) (339,973,222)
Net increase (decrease) from Fund share transactions (8,760,795) (49,877,163) 12,308,502 (77,108,570)
Net increase (decrease) in net assets (9,248,534) (57,813,785) 9,231,659 (101,894,893)
Net assets at the beginning of period 339,438,397 397,252,182 541,956,336 643,851,229
Net assets at the end of period $ 330,189,863 $ 339,438,397 $ 551,187,995 $ 541,956,336

See Notes to Financial Statements.

Nebraska Oregon Intermediate
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 1,209,443 $ 2,306,365 $ 2,433,536 $ 4,785,654
Net realized gain (loss) (4,349,427) (3,901,351) (1,585,062) (4,124,935)
Net change in unrealized appreciation (depreciation) 3,136,343 (213,731) 1,606,784 (834,709)
Net increase (decrease) in net assets from operations (3,641) (1,808,717) 2,455,258 (173,990)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (469,091) (920,535) (329,633) (625,245)
Class C (12,016) (24,927) (17,276) (34,185)
Class I (592,968) (1,220,820) (2,011,737) (3,858,764)
Total distributions (1,074,075) (2,166,282) (2,358,646) (4,518,194)
FUND SHARE TRANSACTIONS
Subscriptions 8,143,931 17,813,252 38,713,440 84,808,781
Reinvestments of distributions 968,002 1,957,345 1,535,449 2,722,809
Redemptions (30,522,872) (37,063,131) (49,160,114) (126,314,973)
Net increase (decrease) from Fund share transactions (21,410,939) (17,292,534) (8,911,225) (38,783,383)
Net increase (decrease) in net assets (22,488,655) (21,267,533) (8,814,613) (43,475,567)
Net assets at the beginning of period 101,331,051 122,598,584 183,266,338 226,741,905
Net assets at the end of period $ 78,842,396 $ 101,331,051 $ 174,451,725 $ 183,266,338

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota Intermediate
Class
A
11/30/23(d)
$ 9.68 $ 0.14 $ (0.01) $ 0.13 $ (0.14) $ — $ (0.14) $ 9.67
5/31/23
9.86 0.25 (0.18) 0.07 (0.25) — (0.25) 9.68
5/31/22
10.65 0.20 (0.80) (0.60) (0.19) — (0.19) 9.86
5/31/21
10.48 0.22 0.17 0.39 (0.22) — (0.22) 10.65
5/31/20
10.49 0.26 0.01 0.27 (0.28) — (0.28) 10.48
5/31/19
10.26 0.29 0.23 0.52 (0.29) — (0.29) 10.49
Class
C
11/30/23(d)
9.62 0.10 (0.02) 0.08 (0.10) — (0.10) 9.60
5/31/23
9.80 0.18 (0.19) (0.01) (0.17) — (0.17) 9.62
5/31/22
10.58 0.12 (0.80) (0.68) (0.10) — (0.10) 9.80
5/31/21
10.41 0.13 0.17 0.30 (0.13) — (0.13) 10.58
5/31/20
10.43 0.17 — 0.17 (0.19) — (0.19) 10.41
5/31/19
10.19 0.20 0.24 0.44 (0.20) — (0.20) 10.43
Class
I
11/30/23(d)
9.64 0.15 (0.02) 0.13 (0.15) — (0.15) 9.62
5/31/23
9.82 0.27 (0.18) 0.09 (0.27) — (0.27) 9.64
5/31/22
10.60 0.22 (0.80) (0.58) (0.20) — (0.20) 9.82
5/31/21
10.43 0.24 0.16 0.40 (0.23) — (0.23) 10.60
5/31/20
10.44 0.28 0.01 0.29 (0.30) — (0.30) 10.43
5/31/19
10.20 0.30 0.25 0.55 (0.31) — (0.31) 10.44
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .36% $ 82,048 0 .82% (e) 0 .80% (e) 2 .88% (e) 17%
0 .71 85,313 0 .81 0 .81 2 .62 13
( 5 .75 ) 113,097 0 .80 0 .80 1 .96 28
3 .71 138,393 0 .79 0 .79 2 .05 6
2 .57 115,325 0 .80 0 .80 2 .43 12
5 .15 93,956 0 .81 0 .81 2 .79 20
0 .85 7,466 1 .62 (e) 1 .60 (e) 2 .08 (e) 17
( 0 .11 ) 8,829 1 .61 1 .61 1 .82 13
( 6 .46 ) 11,621 1 .60 1 .60 1 .16 28
2 .91 13,672 1 .59 1 .59 1 .25 6
1 .67 13,064 1 .60 1 .60 1 .64 12
4 .42 12,274 1 .61 1 .61 1 .99 20
1 .36 240,676 0 .62 (e) 0 .60 (e) 3 .08 (e) 17
0 .90 245,297 0 .61 0 .61 2 .82 13
( 5 .52 ) 272,534 0 .60 0 .60 2 .16 28
3 .90 306,289 0 .59 0 .59 2 .25 6
2 .76 273,269 0 .60 0 .60 2 .64 12
5 .47 251,853 0 .61 0 .61 2 .99 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota
Class
A
11/30/23(d)
$ 10.68 $ 0.18 $ (0.06) $ 0.12 $ (0.17) $ — $ (0.17) $ 10.63
5/31/23
11.08 0.33 (0.41) (0.08) (0.32) — (0.32) 10.68
5/31/22
12.11 0.24 (1.06) (0.82) (0.21) — (0.21) 11.08
5/31/21
11.78 0.25 0.34 0.59 (0.26) — (0.26) 12.11
5/31/20
11.84 0.32 (0.04) 0.28 (0.34) — (0.34) 11.78
5/31/19
11.56 0.36 0.27 0.63 (0.35) — (0.35) 11.84
Class
C
11/30/23(d)
10.67 0.14 (0.06) 0.08 (0.13) — (0.13) 10.62
5/31/23
11.07 0.24 (0.41) (0.17) (0.23) — (0.23) 10.67
5/31/22
12.10 0.15 (1.06) (0.91) (0.12) — (0.12) 11.07
5/31/21
11.77 0.15 0.34 0.49 (0.16) — (0.16) 12.10
5/31/20
11.83 0.22 (0.03) 0.19 (0.25) — (0.25) 11.77
5/31/19
11.55 0.27 0.27 0.54 (0.26) — (0.26) 11.83
Class
I
11/30/23(d)
10.66 0.19 (0.05) 0.14 (0.19) — (0.19) 10.61
5/31/23
11.07 0.34 (0.41) (0.07) (0.34) — (0.34) 10.66
5/31/22
12.10 0.26 (1.05) (0.79) (0.24) — (0.24) 11.07
5/31/21
11.77 0.27 0.34 0.61 (0.28) — (0.28) 12.10
5/31/20
11.83 0.34 (0.03) 0.31 (0.37) — (0.37) 11.77
5/31/19
11.55 0.39 0.27 0.66 (0.38) — (0.38) 11.83
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .20% $ 202,395 0 .79% (e) 0 .78% (e) 3 .39% (e) 23%
( 0 .73 ) 206,858 0 .79 0 .79 3 .03 29
( 6 .83 ) 225,930 0 .77 0 .77 2 .03 28
5 .02 277,598 0 .77 0 .77 2 .07 7
2 .40 236,237 0 .79 0 .79 2 .67 13
5 .61 193,379 0 .80 0 .80 3 .17 25
0 .79 14,662 1 .59 (e) 1 .58 (e) 2 .59 (e) 23
( 1 .51 ) 17,824 1 .59 1 .59 2 .22 29
( 7 .58 ) 25,848 1 .57 1 .57 1 .23 28
4 .19 33,134 1 .57 1 .57 1 .28 7
1 .58 33,110 1 .59 1 .59 1 .88 13
4 .77 28,496 1 .60 1 .60 2 .36 25
1 .31 334,132 0 .59 (e) 0 .58 (e) 3 .59 (e) 23
( 0 .61 ) 317,275 0 .59 0 .59 3 .21 29
( 6 .64 ) 392,073 0 .57 0 .57 2 .23 28
5 .23 421,865 0 .57 0 .57 2 .27 7
2 .61 315,275 0 .59 0 .59 2 .87 13
5 .84 214,913 0 .60 0 .60 3 .36 25

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Nebraska
Class
A
11/30/23(e)
$ 9.72 $ 0.12 $ (0.02) $ 0.10 $ (0.11) $ — $ (0.11) $ 9.71
5/31/23
10.03 0.20 (0.32) (0.12) (0.19) — (0.19) 9.72
5/31/22
11.11 0.17 (1.09) (0.92) (0.16) — (0.16) 10.03
5/31/21
10.98 0.20 0.13 0.33 (0.20) — (0.20) 11.11
5/31/20
10.77 0.25 0.23 0.48 (0.27) — (0.27) 10.98
5/31/19
10.55 0.28 0.23 0.51 (0.29) — (0.29) 10.77
Class
C
11/30/23(e)
9.71 0.08 (0.02) 0.06 (0.07) — (0.07) 9.70
5/31/23
10.01 0.12 (0.31) (0.19) (0.11) — (0.11) 9.71
5/31/22
11.08 0.08 (1.08) (1.00) (0.07) — (0.07) 10.01
5/31/21
10.95 0.11 0.13 0.24 (0.11) — (0.11) 11.08
5/31/20
10.75 0.16 0.22 0.38 (0.18) — (0.18) 10.95
5/31/19
10.52 0.20 0.23 0.43 (0.20) — (0.20) 10.75
Class
I
11/30/23(e)
9.74 0.13 (0.02) 0.11 (0.12) — (0.12) 9.73
5/31/23
10.05 0.22 (0.32) (0.10) (0.21) — (0.21) 9.74
5/31/22
11.13 0.19 (1.09) (0.90) (0.18) — (0.18) 10.05
5/31/21
11.00 0.22 0.13 0.35 (0.22) — (0.22) 11.13
5/31/20
10.79 0.27 0.23 0.50 (0.29) — (0.29) 11.00
5/31/19
10.56 0.30 0.24 0.54 (0.31) — (0.31) 10.79
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
1.03% $ 40,764 0.91% (f) 0.88% (f) 0.82% (f) 0.79% (f) 2.55% (f) 12%
(1.20) 44,057 0.89 0.89 0.82 0.82 2.05 18
(8.34) 55,101 0.88 0.88 0.87 0.87 1.57 26
3.03 62,259 0.88 0.88 0.87 0.87 1.79 4
4.50 47,070 0.89 0.89 0.88 0.88 2.31 12
4.94 33,183 0.91 0.91 0.88 0.88 2.70 20
0.62 1,374 1.71 (f) 1.68 (f) 1.62 (f) 1.59 (f) 1.73 (f) 12
(1.89) 1,985 1.69 1.69 1.62 1.62 1.25 18
(9.03) 2,650 1.68 1.68 1.67 1.67 0.77 26
2.20 3,110 1.68 1.68 1.67 1.67 1.00 4
3.58 2,833 1.69 1.69 1.68 1.68 1.51 12
4.19 2,488 1.71 1.71 1.68 1.68 1.91 20
1.13 36,705 0.71 (f) 0.68 (f) 0.62 (f) 0.59 (f) 2.70 (f) 12
(0.99) 55,289 0.69 0.69 0.62 0.62 2.25 18
(8.12) 64,848 0.68 0.68 0.67 0.67 1.77 26
3.24 66,647 0.68 0.68 0.67 0.67 1.99 4
4.71 47,500 0.69 0.69 0.68 0.68 2.51 12
5.21 38,739 0.71 0.71 0.68 0.68 2.90 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Oregon Intermediate
Class
A
11/30/23(d)
$ 9.65 $ 0.12 $ 0.05 $ 0.17 $ (0.12) $ — $ (0.12) $ 9.70
5/31/23
9.83 0.22 (0.19) 0.03 (0.21) — (0.21) 9.65
5/31/22
10.70 0.17 (0.88) (0.71) (0.16) — (0.16) 9.83
5/31/21
10.61 0.18 0.10 0.28 (0.19) — (0.19) 10.70
5/31/20
10.40 0.21 0.21 0.42 (0.21) — (0.21) 10.61
5/31/19
10.08 0.22 0.31 0.53 (0.21) — (0.21) 10.40
Class
C
11/30/23(d)
9.60 0.08 0.04 0.12 (0.08) — (0.08) 9.64
5/31/23
9.77 0.14 (0.18) (0.04) (0.13) — (0.13) 9.60
5/31/22
10.64 0.09 (0.88) (0.79) (0.08) — (0.08) 9.77
5/31/21
10.55 0.10 0.10 0.20 (0.11) — (0.11) 10.64
5/31/20
10.34 0.12 0.22 0.34 (0.13) — (0.13) 10.55
5/31/19
10.02 0.14 0.31 0.45 (0.13) — (0.13) 10.34
Class
I
11/30/23(d)
9.67 0.13 0.04 0.17 (0.13) — (0.13) 9.71
5/31/23
9.85 0.23 (0.19) 0.04 (0.22) — (0.22) 9.67
5/31/22
10.72 0.19 (0.87) (0.68) (0.19) — (0.19) 9.85
5/31/21
10.63 0.20 0.10 0.30 (0.21) — (0.21) 10.72
5/31/20
10.42 0.23 0.21 0.44 (0.23) — (0.23) 10.63
5/31/19
10.10 0.24 0.31 0.55 (0.23) — (0.23) 10.42
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .77% $ 25,559 0 .84% (e) 0 .83% (e) 2 .54% (e) 13%
0 .27 26,804 0 .83 0 .83 2 .22 18
( 6 .69 ) 33,236 0 .81 0 .81 1 .65 21
2 .69 35,100 0 .80 0 .80 1 .69 4
4 .07 25,357 0 .81 0 .81 1 .97 13
5 .33 29,278 0 .82 0 .82 2 .16 18
1 .25 2,038 1 .64 (e) 1 .63 (e) 1 .74 (e) 13
( 0 .43 ) 2,218 1 .63 1 .63 1 .43 18
( 7 .48 ) 2,905 1 .61 1 .61 0 .84 21
1 .88 4,473 1 .60 1 .60 0 .90 4
3 .27 4,285 1 .61 1 .61 1 .16 13
4 .49 3,262 1 .62 1 .62 1 .35 18
1 .76 146,855 0 .64 (e) 0 .63 (e) 2 .74 (e) 13
0 .46 154,245 0 .63 0 .63 2 .42 18
( 6 .46 ) 190,601 0 .61 0 .61 1 .84 21
2 .88 248,222 0 .60 0 .60 1 .90 4
4 .24 210,368 0 .61 0 .61 2 .16 13
5 .51 199,671 0 .62 0 .62 2 .35 18

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund
(“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and
Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period: The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into  sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Minnesota Intermediate
$ 40,439
Minnesota
40,918
Nebraska
15,200
Oregon Intermediate
25,172

Notes to Financial Statements
(Unaudited) (continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 325,087,009 $ – $ 325,087,009
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total $ – $ 327,087,009 $ – $ 327,087,009
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 536,084,758 $ – $ 536,084,758
Short-Term Investments:
Municipal Bonds – 7,770,000 – 7,770,000
Total $ – $ 543,854,758 $ – $ 543,854,758
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 79,321,576 $ – $ 79,321,576
Total $ – $ 79,321,576 $ – $ 79,321,576
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 170,885,897 $ – $ 170,885,897
Total $ – $ 170,885,897 $ – $ 170,885,897

Notes to Financial Statements
(Unaudited) (continued)
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Minnesota Intermediate
$ 55,703,044 $ 66,050,805
Minnesota
134,038,667 123,965,254
Nebraska
10,906,923 28,833,501
Oregon Intermediate
23,236,542 30,443,947

instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
Minnesota Intermediate Shares Amount Shares Amount
Subscriptions:
Class A 816,753 $7,755,227 2,789,851 $27,013,440
Class A - automatic conversion of Class C 717 6,921 8,242 80,450
Class C 48,848 460,470 262,673 2,528,629
Class I 5,705,585 53,883,866 17,440,833 168,553,777
Total subscriptions 6,571,903 62,106,484 20,501,599 198,176,296
Reinvestments of distributions:
Class A 116,241 1,110,930 232,020 2,246,644
Class C 8,860 84,148 17,629 169,632
Class I 215,369 2,048,871 353,580 3,412,325
Total reinvestments of distributions 340,470 3,243,949 603,229 5,828,601
Redemptions:
Class A (1,259,955) (12,004,336) (5,685,631) (54,937,767)
Class C (197,703) (1,874,324) (540,123) (5,178,814)
Class C - automatic conversion to Class A (722) (6,921) (8,295) (80,450)
Class I (6,367,089) (60,225,647) (20,100,859) (193,685,029)
Total redemptions (7,825,469) (74,111,228) (26,334,908) (253,882,060)
Net increase (decrease) (913,096) $(8,760,795) (5,230,080) $(49,877,163)
Six Months Ended
11/30/23
Year Ended
5/31/23
Minnesota Shares Amount Shares Amount
Subscriptions:
Class A 1,780,407 $18,559,575 5,881,876 $63,049,418
Class A - automatic conversion of Class C 2,211 22,576 10,380 110,932
Class C 90,231 945,319 242,093 2,596,407
Class I 7,811,788 81,788,931 17,074,413 183,347,217
Total subscriptions 9,684,637 101,316,401 23,208,762 249,103,974
Reinvestments of distributions:
Class A 307,664 3,220,969 554,479 5,932,614
Class C 18,304 191,577 40,745 435,311
Class I 409,773 4,283,185 692,034 7,392,753
Total reinvestments of distributions 735,741 7,695,731 1,287,258 13,760,678
Redemptions:
Class A (2,420,054) (25,137,217) (7,468,397) (79,838,129)
Class C (396,305) (4,169,256) (936,887) (10,013,512)
Class C - automatic conversion to Class A (2,213) (22,576) (10,390) (110,932)
Class I (6,489,611) (67,374,581) (23,447,084) (250,010,649)
Total redemptions (9,308,183) (96,703,630) (31,862,758) (339,973,222)
Net increase (decrease) 1,112,195 $12,308,502 (7,366,738) $(77,108,570)

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
11/30/23
Year Ended
5/31/23
Nebraska Shares Amount Shares Amount
Subscriptions:
Class A 173,434 $1,660,365 208,483 $2,024,223
Class A - automatic conversion of Class C — — 399 3,953
Class C 315 3,000 6,276 60,828
Class I 676,061 6,480,566 1,608,194 15,724,248
Total subscriptions 849,810 8,143,931 1,823,352 17,813,252
Reinvestments of distributions:
Class A 47,696 454,966 92,243 894,307
Class C 1,261 12,016 2,575 24,919
Class I 52,416 501,020 106,868 1,038,119
Total reinvestments of distributions 101,373 968,002 201,686 1,957,345
Redemptions:
Class A (555,548) (5,281,780) (1,262,121) (12,231,169)
Class C (64,390) (614,751) (68,518) (668,675)
Class C - automatic conversion to Class A — — (400) (3,953)
Class I (2,633,281) (24,626,341) (2,490,881) (24,159,334)
Total redemptions (3,253,219) (30,522,872) (3,821,920) (37,063,131)
Net increase (decrease) (2,302,036) $(21,410,939) (1,796,882) $(17,292,534)
Six Months Ended
11/30/23
Year Ended
5/31/23
Oregon Intermediate Shares Amount Shares Amount
Subscriptions:
Class A 227,992 $2,182,955 495,926 $4,824,693
Class C 21,850 209,245 32,843 310,824
Class I 3,791,898 36,321,240 8,221,090 79,673,264
Total subscriptions 4,041,740 38,713,440 8,749,859 84,808,781
Reinvestments of distributions:
Class A 29,637 283,095 56,538 546,892
Class C 1,786 16,972 3,466 33,349
Class I 129,106 1,235,382 221,065 2,142,568
Total reinvestments of distributions 160,529 1,535,449 281,069 2,722,809
Redemptions:
Class A (397,775) (3,772,516) (1,157,260) (11,158,922)
Class C (43,302) (412,380) (102,432) (986,891)
Class I (4,749,969) (44,975,218) (11,851,506) (114,169,160)
Total redemptions (5,191,046) (49,160,114) (13,111,198) (126,314,973)
Net increase (decrease) (988,777) $(8,911,225) (4,080,270) $(38,783,383)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Minnesota Intermediate
$ 332,579,664 $ 2,164,805 $ (7,657,460) $ (5,492,655)
Minnesota
561,376,475 5,065,018 (22,586,735) (17,521,717)
Nebraska
81,992,353 520,337 (3,191,114) (2,670,777)
Oregon Intermediate
172,260,060 1,235,382 (2,609,545) (1,374,163)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Minnesota
Intermediate
$ 1,441,874 $ — $ — $ (7,592,409) $ (14,891,446) $ — $ (866,723) $ (21,908,704)
Minnesota
2,570,445 — — (21,105,658) (45,465,128) — (1,511,401) (65,511,742)
Nebraska
205,053 — — (5,812,930) (8,279,448) — (189,322) (14,076,647)
Oregon
Intermediate
651,219 — — (2,984,419) (12,470,901) — (399,457) (15,203,558)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.
Fund
Short-Term Long-Term Total
Minnesota Intermediate
$ 8,553,016 $ 6,338,430 $ 14,891,446
Minnesota
21,647,621 23,817,507 45,465,128
Nebraska
3,196,492 5,082,956 8,279,448
Oregon Intermediate
6,241,241 6,229,660 12,470,901
Average Daily Net Assets
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incurred a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-
owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Minnesota Intermediate
0 .1854%
Minnesota
0 .1710%
Nebraska
0 .1793%
Oregon Intermediate
0 .1917%
Fund Expense Cap
Expense Cap
Expiration Date
Nebraska 0.65% July 31, 2025

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the
Fund
Purchases Sales
Realized
Gain (Loss)
Minnesota Intermediate
$ 30,298,883 $ 29,576,071 $ (806,353)
Minnesota
53,571,292 50,981,888 (548,136)
Nebraska
1,057,090 — —
Oregon Intermediate
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Minnesota Intermediate
$ 25,629 $ 24,199
Minnesota
95,126 90,835
Nebraska
14,624 13,461
Oregon Intermediate
17,105 17,105
Fund
Commission
Advances
Minnesota Intermediate
$ 23,797
Minnesota
68,188
Nebraska
5,532
Oregon Intermediate
18,445
Fund
12b-1 Fees
Retained
Minnesota Intermediate
$ 8,924
Minnesota
13,289
Nebraska
893
Oregon Intermediate
—
Fund
CDSC
Retained
Minnesota Intermediate
$ 1,455
Minnesota
249
Nebraska
794
Oregon Intermediate
—

Notes to Financial Statements
(Unaudited) (continued)
other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Minnesota Intermediate
$ 472,994
Minnesota
2,734,901
Nebraska
2,025,644
Oregon Intermediate
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Minnesota Intermediate
6 $ 349,593 6.41%
Minnesota
3 2,734,901 6.28
Nebraska
3 2,025,644 6.53
Oregon Intermediate
— — —

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023 for Nuveen Investment Funds, Inc.; at this meeting the shareholders were asked to elect Board members.
Nuveen Investment
Funds, Inc.
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For   527,096,856
Withhold   6,978,513
Total   534,075,369
Michael A. Forrester
For   528,051,701
Withhold   6,023,668
Total   534,075,369
Thomas J. Kenny
For 528,042,849
Withhold   6,032,521
Total   534,075,369
Amy B.R. Lancellotta
For   528,290,629
Withhold   5,784,741
Total   534,075,369
Joanne T. Medero
For   528,012,180
Withhold 6,063,189
Total   534,075,369
Albin F. Moschner
For   527,124,878
Withhold 6,950,491
Total   534,075,369
John K. Nelson
For   528,105,547
Withhold 5,969,822
Total   534,075,369
Loren M. Starr
For   528,323,160
Withhold   5,752,210
Total   534,075,369
Matthew Thornton III
For   528,016,841
Withhold   6,058,528
Total   534,075,369
Terence J. Toth
For 527,139,054
Withhold 6,936,315
Total   534,075,369
Margaret L. Wolff
For 528,268,255
Withhold   5,807,115
Total   534,075,369
Robert L. Young
For   528,003,067
Withhold   6,072,303
Total   534,075,369

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-FTFI-1123P 3299655-INV-B-01/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 2, 2024